DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks: 98.8%
	Shares	Value
Communication Services: 12.0%
Media & Entertainment: 10.3%
Alphabet, Inc., Class A(a)	3,896,000	$372,652,400
Alphabet, Inc., Class C(a)	26,109,360	2,510,414,964
Charter Communications, Inc., Class A(a)	4,002,486	1,214,154,128
Comcast Corp., Class A	47,914,294	1,405,326,243
DISH Network Corp., Class A(a)	26,325,837	364,086,326
Fox Corp., Class A	29,108,475	893,048,013
Fox Corp., Class B	8,419,433	239,953,840
Meta Platforms, Inc., Class A(a)	7,444,900	1,010,124,032
News Corp., Class A	7,697,190	116,304,541
		8,126,064,487
Telecommunication Services: 1.7%
T-Mobile U.S., Inc.(a)	10,160,737	1,363,266,084
		9,489,330,571
Consumer Discretionary: 2.9%
Automobiles & Components: 0.8%
Honda Motor Co., Ltd. ADR (Japan)	31,383,300	677,565,447
Consumer Services: 0.9%
Booking Holdings, Inc.(a)	417,030	685,267,866
Las Vegas Sands Corp.(a)	790,600	29,663,312
		714,931,178
Retailing: 1.2%
Amazon.com, Inc.(a)	5,700,000	644,100,000
Qurate Retail, Inc., Series A(a)(b)	33,245,514	66,823,483
The Gap, Inc.(b)	26,631,900	218,647,899
		929,571,382
		2,322,068,007
Consumer Staples: 2.5%
Food, Beverage & Tobacco: 2.1%
Anheuser-Busch InBev SA/NV ADR (Belgium)	17,639,700	796,608,852
Molson Coors Beverage Co., Class B(b)	18,195,425	873,198,446
		1,669,807,298
Household & Personal Products: 0.4%
Haleon PLC ADR(a) (United Kingdom)	50,719,172	308,879,757
		1,978,687,055
Energy: 9.4%
Baker Hughes Co., Class A	16,497,650	345,790,744
ConocoPhillips	14,344,858	1,468,052,768
Occidental Petroleum Corp.(b)	60,553,726	3,721,026,463
Occidental Petroleum Corp., Warrant(a)(b)	9,423,052	373,341,320
Schlumberger, Ltd. (Curacao/United States)	16,769,545	602,026,665
The Williams Companies, Inc.	34,062,674	975,214,357
		7,485,452,317
Financials: 23.6%
Banks: 5.8%
Bank of America Corp.	27,636,100	834,610,220
Truist Financial Corp.	13,239,844	576,462,808
Wells Fargo & Co.	80,039,141	3,219,174,251
		4,630,247,279
Diversified Financials: 13.8%
American Express Co.	4,073,354	549,536,188
Bank of New York Mellon Corp.	36,999,624	1,425,225,517
Capital One Financial Corp.(b)	23,745,713	2,188,642,367
Charles Schwab Corp.	53,181,100	3,822,125,657
Goldman Sachs Group, Inc.	5,120,100	1,500,445,305

	Shares	Value
State Street Corp.	15,597,100	$948,459,651
UBS Group AG, NY Shs (Switzerland)	35,680,800	517,728,408
		10,952,163,093
Insurance: 4.0%
Aegon NV, NY Shs (Netherlands)	98,306,939	389,295,478
Brighthouse Financial, Inc.(a)(b)	6,627,963	287,786,153
Lincoln National Corp.	2,750,880	120,791,141
MetLife, Inc.	38,373,942	2,332,368,195
		3,130,240,967
		18,712,651,339
Health Care: 19.9%
Health Care Equipment & Services: 6.2%
Cigna Corp.	7,893,072	2,190,090,688
CVS Health Corp.	9,199,700	877,375,389
Medtronic PLC (Ireland/United States)	3,056,000	246,772,000
UnitedHealth Group, Inc.	2,412,860	1,218,590,814
Zimmer Biomet Holdings, Inc.	3,799,400	397,227,270
		4,930,056,161
Pharmaceuticals, Biotechnology & Life Sciences: 13.7%
Alnylam Pharmaceuticals, Inc.(a)	3,043,377	609,162,340
BioMarin Pharmaceutical, Inc.(a)	9,005,225	763,372,923
Bristol-Myers Squibb Co.	11,255,039	800,120,723
Elanco Animal Health, Inc.(a)(b)	36,665,000	455,012,650
Gilead Sciences, Inc.	25,187,812	1,553,836,122
GSK PLC ADR (United Kingdom)	40,882,157	1,203,161,881
Incyte Corp.(a)(b)	12,219,700	814,320,808
Novartis AG ADR (Switzerland)	14,909,200	1,133,248,292
Regeneron Pharmaceuticals, Inc.(a)	1,424,285	981,147,208
Roche Holding AG ADR (Switzerland)	12,034,399	488,837,287
Sanofi ADR (France)	53,512,928	2,034,561,523
		10,836,781,757
		15,766,837,918
Industrials: 9.2%
Capital Goods: 7.2%
Carrier Global Corp.	12,149,979	432,053,253
General Electric Co.	23,850,000	1,476,553,500
Johnson Controls International PLC (Ireland/United States)	32,507,217	1,600,005,221
Otis Worldwide Corp.	4,040,950	257,812,610
Raytheon Technologies Corp.	23,390,600	1,914,754,516
		5,681,179,100
Transportation: 2.0%
FedEx Corp.	10,797,177	1,603,056,869
		7,284,235,969
Information Technology: 17.7%
Semiconductors & Semiconductor Equipment: 1.6%
Microchip Technology, Inc.	19,980,466	1,219,407,840
Software & Services: 9.5%
Cognizant Technology Solutions Corp., Class A	16,197,877	930,406,055
Fidelity National Information Services, Inc.	7,201,100	544,187,127
Fiserv, Inc.(a)	23,192,100	2,170,084,797
Micro Focus International PLC ADR(b) (United Kingdom)	22,784,028	129,868,960
Microsoft Corp.	6,567,400	1,529,547,460
PayPal Holdings, Inc.(a)	5,336,500	459,312,555
VMware, Inc., Class A(a)	16,817,283	1,790,367,948
		7,553,774,902
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 6.6%
Cisco Systems, Inc.	30,570,487	$1,222,819,480
Coherent Corp.(a)(b)	11,296,700	393,689,995
Dell Technologies, Inc., Class C	12,982,488	443,611,615
Hewlett Packard Enterprise Co.(b)	44,036,149	527,553,065
HP, Inc.(b)	38,172,556	951,260,095
Juniper Networks, Inc.(b)	27,953,765	730,152,342
TE Connectivity, Ltd. (Switzerland)	8,551,675	943,762,853
		5,212,849,445
		13,986,032,187
Materials: 1.3%
Celanese Corp.	4,517,898	408,146,905
LyondellBasell Industries NV, Class A (Netherlands)	8,681,305	653,528,641
		1,061,675,546
Real Estate: 0.3%
Gaming and Leisure Properties, Inc. REIT	4,424,794	195,752,887
Total Common Stocks (Cost $63,415,394,854)		$78,282,723,796
Short-Term Investments: 1.1%
	Par Value/ Shares	Value
Repurchase Agreements: 0.7%
Fixed Income Clearing Corporation(c) 1.10%, dated 9/30/22, due 10/3/22, maturity value $315,589,926	315,561,000	$315,561,000
Nomura Holdings Inc.(c) 2.94%, dated 9/30/22, due 10/3/22, maturity value $80,019,600	80,000,000	80,000,000
Royal Bank of Canada(c) 2.94%, dated 9/30/22, due 10/3/22, maturity value $90,022,050	90,000,000	90,000,000
Standard Chartered(c) 2.97%, dated 9/30/22, due 10/3/22, maturity value $69,017,078	69,000,000	69,000,000
		554,561,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	320,591,315	320,591,315
Total Short-Term Investments (Cost $875,152,315)		$875,152,315
Total Investments In Securities (Cost $64,290,547,169)	99.9%	$79,157,876,111
Other Assets Less Liabilities	0.1%	94,059,751
Net Assets	100.0%	$79,251,935,862
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Inflation Indexed Notes
0.125%, 1/15/23, U.S. Treasury Bills, 3/30/23, and U.S. Treasury Cash
Management Bill, 1/17/23. Total collateral value is $321,872,338.
Nomura Holdings: U.S. Treasury Bill, 12/20/22, and U.S. Treasury Notes
0.25%-3.25%, 5/31/25-8/15/31. Total collateral value is $81,620,033.
Royal Bank of Canada: U.S. Treasury Note 0.125%, 3/31/23. Total collateral value is $91,822,546.
Standard Chartered: U.S. Treasury Bills, 12/15/22-9/7/23, U.S. Treasury
Notes 0.125%-5.00%, 11/15/22-8/15/50, U.S. Treasury Inflation Indexed
Notes 0.125%-2.375%, 4/15/23-2/15/50, and U.S. Treasury Floating Rate
Note 3.346%, 1/31/23. Total collateral value is $70,397,420.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Long Position	4,917	12/16/22	$885,428,775	$(99,945,081)
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2022. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                 September 30, 2022
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 12.9%
Consumer Discretionary 0.3%
Qurate Retail, Inc., Series A(a)	$252,247,906	$128,150	$—	$—	$(185,552,573)	$66,823,483	$—
The Gap, Inc.	310,332,890	159,554,585	—	—	(251,239,576)	218,647,899	10,082,082
						285,471,382
Consumer Staples 1.1%
Molson Coors Beverage Co., Class B	841,935,004	2,095,100	(335,878)	145,815	29,358,405	873,198,446	20,719,453
Energy 5.2%
Occidental Petroleum Corp.	1,982,293,469	6,511,495	(448,323,668)	(80,226,641)	2,260,771,808	3,721,026,463	24,693,172
Occidental Petroleum Corp., Warrant(a)	118,470,824	999,568	—	—	253,870,928	373,341,320	—
						4,094,367,783
Financials 3.1%
Brighthouse Financial, Inc.(a)	344,411,103	662,720	(1,692,603)	313,131	(55,908,198)	287,786,153	—
Capital One Financial Corp.	3,095,729,180	279,466,666	—	—	(1,186,553,479)	2,188,642,367	40,147,883
						2,476,428,520
Health Care 1.6%
Elanco Animal Health, Inc.(a)	435,564,888	491,152,024	—	—	(471,704,262)	455,012,650	—
Incyte Corp.(a)	721,544,020	178,722,257	—	—	(85,945,469)	814,320,808	—
						1,269,333,458
Information Technology 1.6%
Coherent Corp.(a)	124,187,657	536,758,225	—	—	(267,255,887)	393,689,995	—
Hewlett Packard Enterprise Co.	1,124,952,146	1,889,280	(387,810,181)	130,517,990	(341,996,170)	—(b)	22,609,518
HP, Inc.	2,613,930,228	2,349,750	(1,178,985,882)	663,731,935	(1,149,765,936)	—(b)	33,463,487
Juniper Networks, Inc.	1,028,475,318	1,503,610	(24,892,427)	4,562,486	(279,496,645)	730,152,342	17,966,612
Micro Focus International PLC ADR	126,572,836	194,400	—	—	3,101,724	129,868,960	5,525,539
						1,253,711,297
				$719,044,716	$(1,728,315,330)	$10,252,510,886	$175,207,746
(a)	Non-income producing
(b)	Company was not an affiliate at period end
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$9,489,330,571	$—
Consumer Discretionary	2,322,068,007	—
Consumer Staples	1,978,687,055	—
Energy	7,485,452,317	—
Financials	18,712,651,339	—
Health Care	15,766,837,918	—
Industrials	7,284,235,969	—
Information Technology	13,986,032,187	—
Materials	1,061,675,546	—
Real Estate	195,752,887	—
Short-Term Investments
Repurchase Agreements	—	554,561,000
Money Market Fund	320,591,315	—
Total Securities	$78,603,315,111	$554,561,000
Other Investments
Futures Contracts
Depreciation	$(99,945,081)	$—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Dodge & Cox Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
5 / Dodge & Cox Stock Fund

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks: 94.8%
	Shares	Value
Communication Services: 12.3%
Media & Entertainment: 11.3%
Alphabet, Inc., Class C(a) (United States)	2,671,180	$256,833,957
Baidu, Inc. ADR(a) (Cayman Islands/China)	1,135,900	133,456,891
Charter Communications, Inc., Class A(a) (United States)	500,297	151,765,095
Comcast Corp., Class A (United States)	6,489,700	190,342,901
DISH Network Corp., Class A(a) (United States)	1,642,900	22,721,307
Fox Corp., Class A (United States)	1,615,200	49,554,336
Grupo Televisa SAB ADR (Mexico)	9,815,600	52,807,928
Meta Platforms, Inc., Class A(a) (United States)	814,700	110,538,496
NetEase, Inc. ADR (Cayman Islands/China)	832,000	62,899,200
Television Broadcasts, Ltd.(a) (Hong Kong)	2,101,000	926,868
		1,031,846,979
Telecommunication Services: 1.0%
T-Mobile U.S., Inc.(a) (United States)	657,200	88,176,524
		1,120,023,503
Consumer Discretionary: 8.1%
Automobiles & Components: 0.3%
Stellantis NV (Netherlands)	2,377,143	28,071,055
Consumer Services: 1.5%
Booking Holdings, Inc.(a) (United States)	38,300	62,934,943
Entain PLC(a) (Isle of Man/United Kingdom)	4,504,300	54,090,818
Flutter Entertainment PLC(a) (Ireland)	124,000	13,546,319
Las Vegas Sands Corp.(a) (United States)	99,100	3,718,232
		134,290,312
Retailing: 6.3%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	2,124,600	169,946,754
Amazon.com, Inc.(a) (United States)	671,200	75,845,600
JD.com, Inc. ADR(a) (Cayman Islands/China)	2,106,546	105,959,264
Prosus NV, Class N(a) (Netherlands)	4,232,246	220,558,933
Qurate Retail, Inc., Series A(a) (United States)	2,299,892	4,622,783
		576,933,334
		739,294,701
Consumer Staples: 2.6%
Food & Staples Retailing: 0.0%
Magnit PJSC(b) (Russia)	610,500	101
Food, Beverage & Tobacco: 2.1%
Anheuser-Busch InBev SA/NV (Belgium)	2,931,100	132,597,100
Molson Coors Beverage Co., Class B (United States)	1,288,900	61,854,311
		194,451,411
Household & Personal Products: 0.5%
Haleon PLC(a) (United Kingdom)	14,521,900	44,932,074
		239,383,586
Energy: 8.9%
Occidental Petroleum Corp. (United States)	5,051,063	310,387,821

	Shares	Value
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	$37,220,811
Ovintiv, Inc. (United States)	5,287,838	243,240,548
Suncor Energy, Inc. (Canada)	7,711,500	217,078,725
		807,927,905
Financials: 23.9%
Banks: 12.5%
Axis Bank, Ltd. (India)	17,330,300	155,156,244
Banco Santander SA (Spain)	70,463,894	163,775,607
Barclays PLC (United Kingdom)	63,996,100	102,029,940
BNP Paribas SA (France)	3,424,000	144,552,202
Credicorp, Ltd. (Bermuda/Peru)	737,900	90,614,120
ICICI Bank, Ltd. (India)	13,761,954	144,961,377
Standard Chartered PLC (United Kingdom)	25,919,477	163,029,237
Wells Fargo & Co. (United States)	4,383,773	176,315,350
		1,140,434,077
Diversified Financials: 8.5%
Bank of New York Mellon Corp. (United States)	2,126,400	81,908,928
Capital One Financial Corp. (United States)	1,112,597	102,548,065
Charles Schwab Corp. (United States)	3,053,100	219,426,297
Credit Suisse Group AG (Switzerland)	16,030,703	63,178,728
Jackson Financial, Inc., Class A (United States)	2,443,382	67,803,851
UBS Group AG (Switzerland)	10,342,300	149,404,528
XP, Inc., Class A(a) (Cayman Islands/Brazil)	4,765,767	90,597,231
		774,867,628
Insurance: 2.9%
Aegon NV (Netherlands)	10,342,692	41,102,955
Aviva PLC (United Kingdom)	19,984,043	85,835,420
MetLife, Inc. (United States)	1,176,200	71,489,436
Prudential PLC (United Kingdom)	6,673,600	65,568,633
		263,996,444
		2,179,298,149
Health Care: 16.3%
Health Care Equipment & Services: 3.2%
Cigna Corp. (United States)	348,838	96,792,080
CVS Health Corp. (United States)	468,700	44,699,919
Fresenius Medical Care AG & Co. KGaA (Germany)	2,369,500	67,348,232
UnitedHealth Group, Inc. (United States)	155,300	78,432,712
		287,272,943
Pharmaceuticals, Biotechnology & Life Sciences: 13.1%
Alnylam Pharmaceuticals, Inc.(a) (United States)	370,141	74,087,423
Bayer AG (Germany)	1,707,020	78,775,434
BioMarin Pharmaceutical, Inc.(a) (United States)	914,900	77,556,073
Euroapi SA(a) (France)	148,450	2,471,733
GSK PLC (United Kingdom)	11,975,720	174,677,718
Incyte Corp.(a) (United States)	1,444,500	96,261,480
Novartis AG (Switzerland)	2,353,900	179,445,441
Regeneron Pharmaceuticals, Inc.(a) (United States)	164,152	113,079,388
Roche Holding AG (Switzerland)	419,400	136,749,161
Sanofi (France)	3,402,157	259,653,579
		1,192,757,430
		1,480,030,373
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
Industrials: 6.9%
Capital Goods: 5.2%
General Electric Co. (United States)	1,867,700	$115,629,307
Johnson Controls International PLC (Ireland/United States)	2,118,103	104,253,029
Mitsubishi Electric Corp. (Japan)	13,294,400	120,094,936
Raytheon Technologies Corp. (United States)	1,620,800	132,678,688
		472,655,960
Transportation: 1.7%
FedEx Corp. (United States)	1,026,200	152,359,914
		625,015,874
Information Technology: 8.7%
Semiconductors & Semiconductor Equipment: 1.3%
Microchip Technology, Inc. (United States)	1,878,600	114,650,958
Software & Services: 5.9%
Cognizant Technology Solutions Corp., Class A (United States)	870,900	50,024,496
Fiserv, Inc.(a) (United States)	1,638,700	153,333,159
Micro Focus International PLC (United Kingdom)	2,738,099	15,867,584
Microsoft Corp. (United States)	459,800	107,087,420
VMware, Inc., Class A(a) (United States)	1,974,829	210,240,295
		536,552,954
Technology, Hardware & Equipment: 1.5%
Cisco Systems, Inc. (United States)	1,469,800	58,792,000
Coherent Corp.(a) (United States)	463,100	16,139,035
Dell Technologies, Inc., Class C (United States)	427,443	14,605,727
TE Connectivity, Ltd. (Switzerland)	473,115	52,212,972
		141,749,734
		792,953,646
Materials: 6.5%
Akzo Nobel NV (Netherlands)	991,861	55,937,103
Celanese Corp. (United States)	687,200	62,081,648
Glencore PLC (Jersey/United Kingdom)	9,895,399	52,253,016
Holcim, Ltd. (Switzerland)	1,605,462	65,499,245
LyondellBasell Industries NV, Class A (Netherlands)	1,218,000	91,691,040
Mitsubishi Chemical Group Corp. (Japan)	20,374,400	93,558,248
Nutrien, Ltd. (Canada)	986,500	82,254,370
Teck Resources, Ltd., Class B (Canada)	3,009,500	91,518,895
		594,793,565
Real Estate: 0.6%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	298,900	1,793,565
Daito Trust Construction Co., Ltd. (Japan)	447,000	41,972,434
Hang Lung Group, Ltd. (Hong Kong)	5,914,400	9,544,142
		53,310,141
Total Common Stocks (Cost $8,678,113,918)		$8,632,031,443
Preferred Stocks: 2.6%
	Shares	Value
Financials: 1.8%
Banks: 1.8%
Itau Unibanco Holding SA, Pfd (Brazil)	32,127,193	$167,117,268
Information Technology: 0.8%
Technology, Hardware & Equipment: 0.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,220,330	72,246,230
Total Preferred Stocks (Cost $177,429,968)		$239,363,498
Short-Term Investments: 0.9%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Fixed Income Clearing Corporation(c) 1.10%, dated 9/30/22, due 10/3/22, maturity value $41,996,849	$41,993,000	$41,993,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	36,562,648	36,562,648
Total Short-Term Investments (Cost $78,555,648)		$78,555,648
Total Investments In Securities (Cost $8,934,099,534)	98.3%	$8,949,950,589
Other Assets Less Liabilities	1.7%	153,338,382
Net Assets	100.0%	$9,103,288,971
(a)	Non-income producing
(b)	Valued using significant unobservable inputs.
(c)	Repurchase agreement is collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 1/15/23. Total collateral value is $42,832,914.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
2 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	3,191	12/16/22	$103,671,317	$(2,933,745)
Yen Denominated Nikkei 225 Index— Long Position	577	12/8/22	51,688,005	(1,849,566)
				$(4,783,311)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/19/22	USD	23,218,282	CNH	152,500,000	$1,855,550
HSBC	10/19/22	CNH	60,510,000	USD	8,425,230	51,222
JPMorgan	10/19/22	USD	23,223,940	CNH	152,500,000	1,861,208
JPMorgan	10/19/22	CNH	122,245,000	USD	17,230,225	(105,719)
UBS	10/19/22	CNH	122,245,000	USD	17,242,376	(117,870)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	(116,638)
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	(112,258)
UBS	10/26/22	CNH	152,000,000	USD	21,150,475	144,184
HSBC	11/9/22	USD	7,169,966	CNH	47,116,000	567,963
Standard Chartered	11/9/22	CNH	19,526,000	USD	2,715,905	20,124
UBS	11/9/22	USD	7,179,143	CNH	47,116,000	577,140
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	(340,015)
HSBC	1/11/23	USD	16,344,152	CNH	106,000,000	1,467,200
HSBC	1/11/23	USD	12,081,597	CNH	78,000,000	1,134,406
JPMorgan	1/11/23	USD	16,349,194	CNH	106,000,000	1,472,242
Standard Chartered	1/11/23	USD	12,082,159	CNH	78,000,000	1,134,968
JPMorgan	2/8/23	USD	27,308,596	CNH	176,596,500	2,498,330
UBS	2/8/23	USD	27,302,897	CNH	176,596,500	2,492,630
Citibank	3/22/23	USD	15,513,773	CNH	100,250,000	1,407,882
JPMorgan	3/22/23	USD	39,603,960	CNH	256,000,000	3,582,933
JPMorgan	3/22/23	USD	15,511,373	CNH	100,250,000	1,405,482
JPMorgan	3/22/23	USD	15,510,456	CNH	100,500,000	1,369,389
Standard Chartered	3/22/23	USD	15,511,174	CNH	100,500,000	1,370,107
Bank of America	6/7/23	USD	9,375,140	CNH	62,700,000	526,428
Citibank	6/7/23	USD	9,514,200	CNH	63,650,000	531,417
HSBC	6/7/23	USD	9,517,757	CNH	63,650,000	534,974
Bank of America	6/14/23	USD	7,461,579	CNH	49,900,000	417,348
Citibank	6/14/23	USD	16,886,617	CNH	112,836,375	957,851
Goldman Sachs	6/14/23	USD	16,625,870	CNH	111,152,250	934,846
HSBC	6/14/23	USD	16,884,090	CNH	112,836,375	955,324
HSBC	6/14/23	USD	16,792,552	CNH	112,275,000	943,033
UBS	6/14/23	USD	30,997,724	CNH	207,040,000	1,770,521
Goldman Sachs	7/12/23	USD	40,045,172	CNH	267,661,930	2,218,176
HSBC	7/12/23	USD	40,015,239	CNH	267,661,930	2,188,243
HSBC	7/19/23	USD	18,456,501	CNH	124,000,000	927,951
Bank of America	8/16/23	USD	11,805,876	CNH	79,245,764	592,488
JPMorgan	8/16/23	USD	11,803,415	CNH	79,245,765	590,026
JPMorgan	8/16/23	USD	11,635,736	CNH	78,062,991	589,712
Unrealized gain on currency forward contracts						39,091,298
Unrealized loss on currency forward contracts						(792,500)
Net unrealized gain on currency forward contracts						$38,298,798
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 3

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,119,096,635	$926,868	$—
Consumer Discretionary	423,027,576	316,267,125	—
Consumer Staples	61,854,311	177,529,174	101
Energy	807,927,905	—	—
Financials	900,703,278	1,278,594,871	—
Health Care	580,909,075	899,121,298	—
Industrials	504,920,938	120,094,936	—
Information Technology	777,086,062	15,867,584	—
Materials	327,545,953	267,247,612	—
Real Estate	—	53,310,141	—
Preferred Stocks
Financials	167,117,268	—	—
Information Technology	—	72,246,230	—
4 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Short-Term Investments
Repurchase Agreements	$—	$41,993,000	$—
Money Market Fund	36,562,648	—	—
Total Securities	$5,706,751,649	$3,243,198,839	$101
Other Investments
Currency Forward Contracts
Appreciation	$—	$39,091,298	$—
Depreciation	—	(792,500)	—
Futures Contracts
Depreciation	(4,783,311)	—	—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Global Stock Fund / 5

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks: 91.8%
	Shares	Value
Communication Services: 4.0%
Media & Entertainment: 3.2%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,466,425	$524,760,273
Grupo Televisa SAB ADR (Mexico)	46,380,780	249,528,597
NetEase, Inc. ADR (Cayman Islands/China)	4,863,300	367,665,480
Television Broadcasts, Ltd.(a)(b) (Hong Kong)	38,464,400	16,968,780
		1,158,923,130
Telecommunication Services: 0.8%
Liberty Global PLC, Class A(a) (United Kingdom)	4,612,561	71,909,826
Liberty Global PLC, Class C(a) (United Kingdom)	8,459,768	139,586,172
Millicom International Cellular SA SDR(a) (Luxembourg)	8,247,010	94,458,348
		305,954,346
		1,464,877,476
Consumer Discretionary: 10.9%
Automobiles & Components: 2.4%
Honda Motor Co., Ltd. (Japan)	24,591,755	535,708,857
Stellantis NV (Netherlands)	22,852,660	269,861,037
Yamaha Motor Co., Ltd. (Japan)	4,489,800	84,134,083
		889,703,977
Consumer Services: 1.8%
Booking Holdings, Inc.(a) (United States)	174,500	286,740,145
Entain PLC(a) (Isle of Man/United Kingdom)	25,354,781	304,478,133
Flutter Entertainment PLC(a) (Ireland)	604,478	66,035,899
		657,254,177
Retailing: 6.7%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	8,789,200	703,048,108
JD.com, Inc. ADR(a) (Cayman Islands/China)	11,015,648	554,087,094
Prosus NV, Class N(a) (Netherlands)	23,423,901	1,220,711,327
		2,477,846,529
		4,024,804,683
Consumer Staples: 6.0%
Food & Staples Retailing: 1.0%
Magnit PJSC(c) (Russia)	3,293,785	547
Seven & i Holdings Co., Ltd. (Japan)	9,107,900	365,854,791
		365,855,338
Food, Beverage & Tobacco: 3.5%
Anheuser-Busch InBev SA/NV (Belgium)	11,121,700	503,123,456
Imperial Brands PLC (United Kingdom)	38,224,397	788,790,301
		1,291,913,757
Household & Personal Products: 1.5%
Beiersdorf AG (Germany)	3,144,900	311,205,925
Haleon PLC(a) (United Kingdom)	81,753,404	252,952,435
		564,158,360
		2,221,927,455
Energy: 7.6%
Equinor ASA (Norway)	7,635,849	251,857,637
Ovintiv, Inc. (United States)	11,499,924	528,996,504
Suncor Energy, Inc. (Canada)	27,318,954	769,028,555

	Shares	Value
TC Energy Corp. (Canada)	9,688,000	$390,329,520
TotalEnergies SE (France)	17,903,370	842,710,154
		2,782,922,370
Financials: 24.0%
Banks: 15.9%
Axis Bank, Ltd. (India)	99,367,250	889,623,912
Banco Santander SA (Spain)	398,986,416	927,343,617
Barclays PLC (United Kingdom)	449,876,008	717,244,056
BNP Paribas SA (France)	22,223,892	938,233,797
Credicorp, Ltd. (Bermuda/Peru)	3,039,180	373,211,304
ICICI Bank, Ltd. (India)	94,391,376	994,270,422
Mitsubishi UFJ Financial Group, Inc. (Japan)	74,873,800	337,637,871
Standard Chartered PLC (United Kingdom)	102,953,314	647,559,374
		5,825,124,353
Diversified Financials: 5.3%
Credit Suisse Group AG (Switzerland)	83,468,369	328,957,834
UBS Group AG (Switzerland)	84,928,642	1,226,876,391
XP, Inc., Class A(a) (Cayman Islands/Brazil)	20,397,602	387,758,414
		1,943,592,639
Insurance: 2.8%
Aegon NV (Netherlands)	52,466,275	208,506,543
Aviva PLC (United Kingdom)	99,490,252	427,330,326
Prudential PLC (United Kingdom)	40,796,947	400,833,138
		1,036,670,007
		8,805,386,999
Health Care: 15.8%
Health Care Equipment & Services: 1.5%
Fresenius Medical Care AG & Co. KGaA (Germany)	7,964,500	226,374,761
Olympus Corp. (Japan)	17,155,200	330,166,069
		556,540,830
Pharmaceuticals, Biotechnology & Life Sciences: 14.3%
Bayer AG (Germany)	11,930,510	550,568,302
Euroapi SA(a) (France)	728,248	12,125,526
GSK PLC (United Kingdom)	65,315,807	952,695,633
Novartis AG (Switzerland)	16,996,770	1,295,718,969
Roche Holding AG (Switzerland)	3,426,200	1,117,143,477
Sanofi (France)	17,123,892	1,306,900,255
		5,235,152,162
		5,791,692,992
Industrials: 5.9%
Capital Goods: 5.9%
Johnson Controls International PLC (Ireland/United States)	14,656,901	721,412,667
Mitsubishi Electric Corp. (Japan)	78,917,600	712,901,982
Nidec Corp. (Japan)	3,027,100	170,522,689
Schneider Electric SA (France)	2,398,546	269,095,063
Smiths Group PLC(b) (United Kingdom)	18,150,616	304,195,910
		2,178,128,311
Information Technology: 3.7%
Software & Services: 0.3%
Micro Focus International PLC(b) (United Kingdom)	18,874,983	109,382,598
Technology, Hardware & Equipment: 3.4%
Brother Industries, Ltd. (Japan)	9,270,900	159,849,293
Kyocera Corp. (Japan)	6,683,400	337,836,874
1 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
Murata Manufacturing Co., Ltd. (Japan)	6,926,000	$318,145,314
TE Connectivity, Ltd. (Switzerland)	3,871,985	427,312,265
		1,243,143,746
		1,352,526,344
Materials: 11.1%
Akzo Nobel NV(b) (Netherlands)	11,504,360	648,801,161
Glencore PLC (Jersey/United Kingdom)	96,835,261	511,342,133
Holcim, Ltd. (Switzerland)	20,189,441	823,683,870
Linde PLC (Ireland/United States)	1,277,735	349,418,234
Mitsubishi Chemical Group Corp.(b) (Japan)	108,521,900	498,327,255
Nutrien, Ltd. (Canada)	7,822,959	652,278,321
Teck Resources, Ltd., Class B (Canada)	19,441,440	591,214,190
		4,075,065,164
Real Estate: 2.2%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	59,587,000	357,555,006
Daito Trust Construction Co., Ltd. (Japan)	3,059,800	287,309,289
Hang Lung Group, Ltd.(b) (Hong Kong)	96,275,200	155,360,502
		800,224,797
Utilities: 0.6%
Engie SA (France)	18,164,113	208,412,153
Total Common Stocks (Cost $37,654,703,316)		$33,705,968,744
Preferred Stocks: 4.6%
	Shares	Value
Financials: 2.5%
Banks: 2.5%
Itau Unibanco Holding SA, Pfd (Brazil)	177,517,651	$923,400,463
Information Technology: 2.1%
Technology, Hardware & Equipment: 2.1%
Samsung Electronics Co., Ltd., Pfd (South Korea)	23,666,600	770,075,899
Total Preferred Stocks (Cost $1,402,541,384)		$1,693,476,362
Short-Term Investments: 3.4%
	Par Value/ Shares	Value
Repurchase Agreements: 3.0%
Bank of Montreal(d) 2.90%, dated 9/30/22, due 10/3/22, maturity value $120,029,000	$120,000,000	$120,000,000
Fixed Income Clearing Corporation(d) 1.10%, dated 9/30/22, due 10/3/22, maturity value $316,837,041	316,808,000	316,808,000
Nomura Holdings Inc.(d) 2.94%, dated 9/30/22, due 10/3/22, maturity value $60,014,700	60,000,000	60,000,000

	Par Value/ Shares	Value
Royal Bank of Canada(d) 2.94%, dated 9/30/22, due 10/3/22, maturity value $350,085,750	$350,000,000	$350,000,000
Standard Chartered(d) 2.97%, dated 9/30/22, due 10/3/22, maturity value $275,068,063	275,000,000	275,000,000
		1,121,808,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	146,647,465	146,647,465
Total Short-Term Investments (Cost $1,268,455,465)		$1,268,455,465
Total Investments In Securities (Cost $40,325,700,165)	99.8%	$36,667,900,571
Other Assets Less Liabilities	0.2%	62,399,403
Net Assets	100.0%	$36,730,299,974
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Valued using significant unobservable inputs.
(d)
Repurchase agreements are collateralized by:
Bank of Montreal: U.S. Treasury Notes 0.50%-3.50%, 9/15/25-7/31/29.
Total collateral value is $122,429,606.
Fixed Income Clearing Corporation: U.S. Treasury Inflation Indexed Notes
0.125%, 1/15/23. Total collateral value is $323,144,174.
Nomura Holdings: U.S. Treasury Bill 12/20/22, and U.S. Treasury Notes
0.25%-3.25%, 7/15/25-6/30/29. Total collateral value is $61,215,017.
Royal Bank of Canada: U.S. Treasury Bill 2/16/23, and U.S. Treasury Notes
0.125%-6.25%, 12/31/22-11/15/45. Total collateral value is $357,087,472.
Standard Chartered: U.S. Treasury Notes 0.125%-6.125%, 7/31/23-8/15/51,
and U.S. Treasury Inflation Indexed Notes 0.125%-2.375%, 1/15/27-
1/15/32. Total collateral value is $280,569,424.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	21,645	12/16/22	$703,217,063	$(61,168,855)
Yen Denominated Nikkei 225 Index— Long Position	5,140	12/8/22	460,444,276	(27,747,492)
				$(88,916,347)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	10/19/22	USD	147,357,150	CNH	967,856,500	$11,776,434
HSBC	10/19/22	CNH	948,348,000	USD	135,184,742	(2,336,844)
JPMorgan	10/19/22	USD	147,393,056	CNH	967,856,500	11,812,340
JPMorgan	10/19/22	CNH	493,682,500	USD	69,583,709	(426,942)
UBS	10/19/22	CNH	493,682,500	USD	69,632,782	(476,015)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	(446,599)
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	(429,831)
HSBC	10/26/22	CNH	300,656,000	USD	42,378,744	(257,910)
UBS	10/26/22	CNH	281,344,000	USD	39,148,415	266,876
HSBC	11/9/22	USD	92,645,291	CNH	608,800,000	7,338,815
Standard Chartered	11/9/22	CNH	633,238,229	USD	88,078,202	652,616
UBS	11/9/22	USD	92,763,870	CNH	608,800,000	7,457,394
HSBC	12/7/22	USD	87,045,748	CNH	566,250,000	7,654,476
HSBC	12/7/22	USD	87,057,792	CNH	566,250,000	7,666,520
HSBC	12/7/22	USD	74,322,964	CNH	480,000,000	7,024,402
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	(1,374,311)
HSBC	1/11/23	USD	43,558,708	CNH	282,500,000	3,910,228
HSBC	1/11/23	USD	66,448,785	CNH	429,000,000	6,239,234
JPMorgan	1/11/23	USD	43,572,145	CNH	282,500,000	3,923,664
Standard Chartered	1/11/23	USD	66,451,873	CNH	429,000,000	6,242,322
HSBC	2/8/23	USD	54,196,346	CNH	350,000,000	5,024,401
HSBC	2/8/23	USD	54,185,438	CNH	350,000,000	5,013,494
JPMorgan	2/8/23	USD	107,211,870	CNH	693,307,000	9,808,289
UBS	2/8/23	USD	107,189,493	CNH	693,307,000	9,785,912
Citibank	3/22/23	USD	54,549,675	CNH	352,500,000	4,950,409
JPMorgan	3/22/23	USD	54,541,235	CNH	352,500,000	4,941,969
JPMorgan	3/22/23	USD	59,495,331	CNH	385,500,000	5,252,730
Standard Chartered	3/22/23	USD	59,498,086	CNH	385,500,000	5,255,485
Bank of America	6/7/23	USD	68,339,838	CNH	457,050,000	3,837,384
Citibank	6/7/23	USD	69,353,513	CNH	463,975,000	3,873,749
HSBC	6/7/23	USD	69,379,439	CNH	463,975,000	3,899,675
Bank of America	6/14/23	USD	36,186,413	CNH	242,000,000	2,024,013
Citibank	6/14/23	USD	81,895,016	CNH	547,222,500	4,645,291
Goldman Sachs	6/14/23	USD	80,630,469	CNH	539,055,000	4,533,724
HSBC	6/14/23	USD	81,882,762	CNH	547,222,500	4,633,036
HSBC	6/14/23	USD	81,438,827	CNH	544,500,000	4,573,428
UBS	6/14/23	USD	42,520,062	CNH	284,000,000	2,428,651
Goldman Sachs	7/12/23	USD	78,790,112	CNH	526,633,110	4,364,331
HSBC	7/12/23	USD	78,731,217	CNH	526,633,109	4,305,435
HSBC	7/19/23	USD	75,909,801	CNH	510,000,000	3,816,572
HSBC	8/9/23	USD	94,181,666	CNH	630,000,000	5,058,176
HSBC	8/9/23	USD	94,247,887	CNH	630,000,000	5,124,397
Bank of America	8/16/23	USD	96,595,798	CNH	648,389,632	4,847,743
JPMorgan	8/16/23	USD	96,575,655	CNH	648,389,633	4,827,601
JPMorgan	8/16/23	USD	95,203,711	CNH	638,712,175	4,825,030
Unrealized gain on currency forward contracts						203,616,246
Unrealized loss on currency forward contracts						(5,748,452)
Net unrealized gain on currency forward contracts						$197,867,794
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2022. Further detail on these holdings and related activity during the period appear below.
3 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 4.7%
Communication Services 0.1%
Television Broadcasts, Ltd.(a)	$23,233,878	$—	$—	$—	$(6,265,098)	$16,968,780	$—
Industrials 0.8%
Smiths Group PLC	398,026,975	45,406,383	(57,073,935)	6,865,586	(89,029,099)	304,195,910	2,917,129
Information Technology 0.3%
Micro Focus International PLC	106,766,063	—	—	—	2,616,535	109,382,598	5,344,569
Materials 3.1%
Akzo Nobel NV	739,366,516	349,341,317	—	—	(439,906,672)	648,801,161	11,550,203
Mitsubishi Chemical Group Corp.	473,331,099	296,131,887	—	—	(271,135,731)	498,327,255	19,818,287
						1,147,128,416
Real Estate 0.4%
Hang Lung Group, Ltd.	205,698,563	—	—	—	(50,338,061)	155,360,502	10,551,587
				$6,865,586	$(854,058,126)	$1,733,036,206	$50,181,775
(a)	Non-income producing
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Convertible debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,353,450,348	$111,427,128	$—
Consumer Discretionary	1,543,875,347	2,480,929,336	—
Consumer Staples	—	2,221,926,908	547
Energy	1,688,354,579	1,094,567,791	—
Financials	760,969,718	8,044,417,281	—
Health Care	—	5,791,692,992	—
Industrials	721,412,667	1,456,715,644	—
Information Technology	427,312,265	925,214,079	—
Materials	1,243,492,511	2,831,572,653	—
Real Estate	—	800,224,797	—
Utilities	—	208,412,153	—
5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Preferred Stocks
Financials	$923,400,463	$—	$—
Information Technology	—	770,075,899	—
Short-Term Investments
Repurchase Agreements	—	1,121,808,000	—
Money Market Fund	146,647,465	—	—
Total Securities	$8,808,915,363	$27,858,984,661	$547
Other Investments
Currency Forward Contracts
Appreciation	$—	$203,616,246	$—
Depreciation	—	(5,748,452)	—
Futures Contracts
Depreciation	(88,916,347)	—	—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox International Stock Fund / 6

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks: 86.6%
	Shares	Value
Communication Services: 7.5%
Media & Entertainment: 6.4%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	130,500	$318,143
AfreecaTV Co., Ltd. (South Korea)	4,810	210,722
Astro Malaysia Holdings BHD (Malaysia)	624,314	102,885
Baidu, Inc. ADR(a) (Cayman Islands/China)	31,744	3,729,602
Grupo Televisa SAB (Mexico)	1,503,614	1,622,361
IGG, Inc.(a) (Cayman Islands/Hong Kong)	451,600	138,137
JOYY, Inc. ADR (Cayman Islands/China)	3,728	96,928
Megacable Holdings SAB de CV (Mexico)	33,914	68,318
MultiChoice Group, Ltd. (South Africa)	19,600	124,738
NetEase, Inc. ADR (Cayman Islands/China)	26,014	1,966,658
NEXON Co., Ltd. (Japan)	32,827	574,095
Sun TV Network, Ltd. (India)	46,215	287,545
XD, Inc.(a)(b) (Cayman Islands/Hong Kong)	73,800	149,611
		9,389,743
Telecommunication Services: 1.1%
America Movil SAB de CV, Series L (Mexico)	706,200	581,735
China Tower Corp., Ltd., Class H(b)(c) (China)	3,364,800	359,458
Millicom International Cellular SA SDR(a) (Luxembourg)	51,770	592,955
Sitios Latinoamerica SAB de CV(a) (Mexico)	35,310	16,078
		1,550,226
		10,939,969
Consumer Discretionary: 21.1%
Automobiles & Components: 1.2%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	83,529	335,442
Hyundai Mobis Co., Ltd. (South Korea)	4,186	558,018
Kia Corp. (South Korea)	5,135	256,274
PT Astra International Tbk (Indonesia)	1,349,800	582,330
		1,732,064
Consumer Durables & Apparel: 2.2%
Feng Tay Enterprise Co., Ltd. (Taiwan)	100,286	495,228
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	253,314	1,149,866
Haier Smart Home Co., Ltd., Class H (China)	155,200	472,823
Man Wah Holdings, Ltd. (Bermuda/Hong Kong)	390,000	246,279
Midea Group Co., Ltd., Class A (China)	25,371	175,096
Pou Chen Corp. (Taiwan)	500,143	445,997
Suofeiya Home Collection Co., Ltd., Class A (China)	72,700	170,209
		3,155,498
Consumer Services: 3.0%
Afya, Ltd., Class A(a) (Cayman Islands/United States)	3,943	53,467

	Shares	Value
H World Group, Ltd.(a) (Cayman Islands/Hong Kong)	71,240	$242,587
Haidilao International Holding, Ltd.(a)(b)(c) (Cayman Islands/China)	233,400	455,452
HumanSoft Holding Co. KSCC (Kuwait)	64,213	679,973
Las Vegas Sands Corp.(a) (United States)	6,400	240,128
Leejam Sports Co. JSC (Saudi Arabia)	20,026	410,816
New Oriental Education & Technology Group, Inc.(a) (Cayman Islands/China)	288,743	706,269
Sands China, Ltd.(a) (Cayman Islands/Hong Kong)	500,843	1,240,027
Ser Educacional SA(b)(c) (Brazil)	38,200	54,032
Trip.com Group, Ltd. ADR (Cayman Islands/China)	4,100	111,971
Yum China Holdings, Inc. (United States)	5,108	241,761
		4,436,483
Retailing: 14.7%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	81,441	6,514,465
China Tourism Group Duty Free Corp., Ltd., Class A (China)	10,457	288,404
China Yongda Automobiles Services Holdings, Ltd. (Cayman Islands/Hong Kong)	211,200	112,903
Cuckoo Homesys Co., Ltd. (South Korea)	11,813	231,070
Detsky Mir PJSC(b)(c)(d) (Russia)	148,750	25
JD.com, Inc., Class A(a) (Cayman Islands/China)	180,821	4,565,966
Motus Holdings, Ltd. (South Africa)	33,157	210,149
Prosus NV, Class N(a) (Netherlands)	169,099	8,812,412
PTG Energy PCL NVDR (Thailand)	862,586	362,663
Vibra Energia SA (Brazil)	20,329	65,008
Vipshop Holdings, Ltd. ADR(a) (Cayman Islands/China)	22,447	188,779
Zhongsheng Group Holdings, Ltd. (Cayman Islands/China)	70,800	278,377
		21,630,221
		30,954,266
Consumer Staples: 5.5%
Food & Staples Retailing: 0.8%
Atacadao SA (Brazil)	50,000	179,169
BIM Birlesik Magazalar AS (Turkey)	81,234	506,979
Grupo Comercial Chedraui SAB de CV (Mexico)	42,400	125,603
Magnit PJSC(d) (Russia)	52,229	9
Wal-Mart de Mexico SAB de CV (Mexico)	40,757	143,139
X5 Retail Group NV GDR(b)(d) (Netherlands)	35,486	6
Yonghui Superstores Co., Ltd., Class A (China)	752,200	329,546
		1,284,451
Food, Beverage & Tobacco: 4.4%
Anadolu Efes Biracilik Ve Malt (Turkey)	101,345	218,949
Angel Yeast Co., Ltd., Class A (China)	41,400	240,068
Anheuser-Busch InBev SA/NV (Belgium)	53,748	2,431,452
Arca Continental SAB de CV (Mexico)	28,271	203,559
Century Pacific Food, Inc. (Philippines)	1,000,743	383,206
1 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
China Feihe, Ltd.(b)(c) (Cayman Islands/China)	397,557	$277,443
Eastern Co. SAE (Egypt)	160,910	84,820
Fomento Economico Mexicano SAB de CV (Mexico)	22,743	142,650
GFPT Public Company Ltd., NVDR (Thailand)	727,529	281,800
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	640,914	362,800
Sanquan Food Co., Ltd., Class A (China)	63,905	145,652
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	11,088	571,892
Tingyi (Cayman Islands) Holding Corp. (Cayman Islands/China)	174,000	297,824
Vietnam Dairy Products JSC (Vietnam)	94,700	285,570
WH Group, Ltd.(b)(c) (Cayman Islands/Hong Kong)	793,027	498,850
		6,426,535
Household & Personal Products: 0.3%
Grape King Bio, Ltd. (Taiwan)	99,714	419,190
		8,130,176
Energy: 4.3%
Bharat Petroleum Corp., Ltd. (India)	154,933	577,493
China Suntien Green Energy Corp., Ltd., Class H (China)	460,000	167,349
Ecopetrol SA (Colombia)	319,299	143,650
Geopark, Ltd. (Bermuda/United States)	20,514	240,629
Hindustan Petroleum Corp., Ltd. (India)	165,127	437,125
INPEX Corp. (Japan)	70,000	656,737
Lukoil PJSC(d) (Russia)	7,143	1
MOL Hungarian Oil & Gas PLC, Class A (Hungary)	73,567	409,784
Motor Oil (Hellas) Corinth Refineries SA (Greece)	29,735	467,453
National Energy Services Reunited Corp.(a) (British Virgin/United States)	100,543	597,225
Novatek PJSC(d) (Russia)	30,294	5
Petroleo Brasileiro SA (Brazil)	225,143	1,380,654
PT United Tractors Tbk (Indonesia)	261,586	561,842
PTT Exploration & Production PCL NVDR (Thailand)	161,600	685,548
		6,325,495
Financials: 19.2%
Banks: 14.0%
Axis Bank, Ltd. (India)	295,100	2,641,997
Banca Transilvania SA (Romania)	35,263	116,566
Bangkok Bank PCL NVDR (Thailand)	101,000	363,736
Bank Polska Kasa Opieki SA (Poland)	13,621	165,133
BDO Unibank, Inc. (Philippines)	247,271	471,047
Brac Bank, Ltd. (Bangladesh)	1,000,234	380,589
China Merchants Bank Co., Ltd., Class H (China)	76,800	355,326
Commercial International Bank (Egypt) SAE (Egypt)	309,983	398,602
Credicorp, Ltd. (Bermuda/Peru)	21,443	2,633,200
Equity Group Holdings PLC (Kenya)	1,408,729	540,341
Grupo Financiero Banorte SAB de CV, Class O(a) (Mexico)	22,236	142,440
Habib Bank, Ltd. (Pakistan)	357,035	109,077
Hong Leong Financial Group BHD (Malaysia)	70,500	280,324
ICICI Bank, Ltd. (India)	641,716	6,759,508
IndusInd Bank, Ltd. (India)	39,893	576,648

	Shares	Value
Intercorp Financial Services, Inc. (Panama)	1,657	$33,239
JB Financial Group Co., Ltd. (South Korea)	75,302	364,147
Kasikornbank PCL NVDR (Thailand)	150,043	569,597
KB Financial Group, Inc. (South Korea)	8,619	261,075
Military Commercial Joint Stock Bank (Vietnam)	561,066	465,608
OTP Bank Nyrt. (Hungary)	9,310	169,925
Ping An Bank Co., Ltd., Class A (China)	104,900	173,223
PT Bank Rakyat Indonesia (Persero) Tbk, Class B (Indonesia)	2,443,613	718,839
PT Bank Tabungan Negara (Persero) Tbk (Indonesia)	5,461,714	531,855
Shinhan Financial Group Co., Ltd. (South Korea)	29,317	681,944
TCS Group Holding PLC GDR, Class A(a)(b)(d) (Cyprus)	2,173	0
Tisco Financial Group PCL NVDR (Thailand)	141,900	347,923
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	215,900	291,390
		20,543,299
Diversified Financials: 2.3%
AEON Credit Service (M) BHD (Malaysia)	100,000	292,334
Banco BTG Pactual SA (Brazil)	15,838	72,843
Chailease Holding Co., Ltd. (Cayman Islands/Taiwan)	80,330	457,027
Grupo de Inversiones Suramericana SA (Colombia)	15,849	128,923
Kaspi.kz JSC GDR(b) (Kazakhstan)	1,739	100,022
Noah Holdings, Ltd. ADR, Class A(a) (Cayman Islands/China)	9,871	130,396
XP, Inc., Class A(a) (Cayman Islands/Brazil)	112,696	2,142,351
		3,323,896
Insurance: 2.9%
BB Seguridade Participacoes SA (Brazil)	17,100	84,227
China Pacific Insurance (Group) Co., Ltd., Class H (China)	129,800	238,043
Korean Reinsurance Co. (South Korea)	69,760	382,568
Old Mutual, Ltd. (South Africa)	761,921	410,163
Ping An Insurance (Group) Co. of China Ltd., Class H (China)	174,157	865,963
Prudential PLC (United Kingdom)	188,887	1,855,829
Sanlam, Ltd. (South Africa)	164,357	465,274
		4,302,067
		28,169,262
Health Care: 3.9%
Health Care Equipment & Services: 2.2%
China Isotope & Radiation Corp. (China)	83,400	175,416
Hartalega Holdings BHD (Malaysia)	609,000	216,575
Kossan Rubber Industries BHD (Malaysia)	995,000	231,168
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	91,800	371,371
Sinocare, Inc., Class A (China)	100,357	381,786
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
Sinopharm Group Co., Ltd. (China)	668,214	$1,334,005
Sonoscape Medical Corp., Class A (China)	85,600	555,455
		3,265,776
Pharmaceuticals, Biotechnology & Life Sciences: 1.7%
Adcock Ingram Holdings, Ltd. (South Africa)	174,120	437,982
Aurobindo Pharma, Ltd. (India)	56,333	350,886
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (Hong Kong)	261,700	293,390
Dr. Reddy's Laboratories, Ltd. (India)	7,152	378,027
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	100,786	216,398
Hypera SA (Brazil)	34,508	283,070
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	50,494	247,993
Zhejiang NHU Co., Ltd., Class A (China)	100,976	314,231
		2,521,977
		5,787,753
Industrials: 4.2%
Capital Goods: 1.9%
BOC Aviation, Ltd.(b)(c) (Singapore)	53,200	375,051
Chicony Power Technology Co., Ltd. (Taiwan)	200,000	419,926
Doosan Bobcat, Inc. (South Korea)	22,488	446,187
Ferreycorp SAA (Peru)	158,436	85,508
Fosun International, Ltd. (Hong Kong)	323,314	200,019
HEG, Ltd. (India)	14,177	182,391
KOC Holding AS (Turkey)	214,289	524,463
Larsen & Toubro, Ltd. (India)	14,154	318,649
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	257,600	296,781
		2,848,975
Transportation: 2.3%
Air Arabia PJSC (United Arab Emirates)	203,796	115,580
Aramex PJSC (United Arab Emirates)	700,121	727,689
Cebu Air, Inc.(a) (Philippines)	295,496	186,019
Copa Holdings SA, Class A(a) (Panama)	10,586	709,368
Globaltrans Investment PLC GDR(a)(b)(d) (Cyprus)	62,160	10
Gulf Warehousing Co. (Qatar)	115,711	139,734
Hyundai Glovis Co., Ltd. (South Korea)	4,704	529,579
International Container Terminal Services, Inc. (Philippines)	101,000	270,036
Movida Participacoes SA (Brazil)	38,200	87,598
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	18,738	127,476
Westports Holdings BHD (Malaysia)	650,000	427,433
		3,320,522
		6,169,497
Information Technology: 8.2%
Semiconductors & Semiconductor Equipment: 5.6%
Alpha & Omega Semiconductor, Ltd.(a) (Bermuda/United States)	3,300	101,508
ASE Technology Holding Co., Ltd. (Taiwan)	175,000	436,319
ELAN Microelectronics Corp. (Taiwan)	203,000	528,328
Nanya Technology Corp. (Taiwan)	299,286	457,113
Novatek Microelectronics Corp. (Taiwan)	72,857	497,046
Powertech Technology, Inc. (Taiwan)	200,714	487,197

	Shares	Value
SK hynix, Inc.(a) (South Korea)	11,135	$638,906
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	379,143	4,983,564
		8,129,981
Software & Services: 1.4%
Asseco Poland SA (Poland)	32,953	457,822
Chinasoft International, Ltd. (Cayman Islands/China)	535,100	327,868
Cielo SA (Brazil)	300,129	300,443
Hancom, Inc.(a) (South Korea)	36,761	336,143
TravelSky Technology, Ltd., Class H (China)	300,000	457,916
Weimob, Inc.(a)(b)(c) (Cayman Islands/China)	628,000	222,405
		2,102,597
Technology, Hardware & Equipment: 1.2%
Legend Holdings Corp., Class H(b)(c) (China)	452,086	390,950
Lenovo Group, Ltd. (Hong Kong)	621,271	426,802
Sterlite Technologies, Ltd. (India)	211,013	423,776
Yageo Corp. (Taiwan)	59,857	501,544
		1,743,072
		11,975,650
Materials: 7.4%
Alpek SAB de CV, Class A(a) (Mexico)	62,314	81,128
Alrosa PJSC(d) (Russia)	215,620	36
Anhui Conch Cement Co., Ltd., Class H (China)	112,700	355,211
Cemex SAB de CV ADR(a) (Mexico)	494,514	1,696,183
Glencore PLC (Jersey/United Kingdom)	782,898	4,134,121
KCC Corp. (South Korea)	865	139,965
LB Group Co., Ltd., Class A (China)	100,229	220,905
Loma Negra Cia Industrial Argentina SA ADR(a) (Argentina)	5,686	35,424
Mondi PLC (United Kingdom)	10,558	163,085
Nine Dragons Paper Holdings, Ltd. (Bermuda/China)	341,600	212,104
Orbia Advance Corp. SAB de CV (Mexico)	37,900	63,795
PTT Global Chemical PCL NVDR (Thailand)	302,343	330,280
Severstal PJSC(d) (Russia)	16,182	3
Teck Resources, Ltd., Class B (Canada)	91,000	2,767,310
UPL, Ltd. (India)	54,503	448,521
Wanhua Chemical Group Co., Ltd., Class A (China)	22,000	283,246
		10,931,317
Real Estate: 2.3%
A-Living Smart City Services Co., Ltd., Class H(b)(c) (China)	160,421	126,078
China Resources Land, Ltd. (Cayman Islands/China)	100,129	390,355
Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	35,157	65,602
Country Garden Services Holdings Co., Ltd. (Cayman Islands/China)	52,000	75,978
Emaar Development PJSC(a) (United Arab Emirates)	684,074	848,411
Greentown Service Group Co., Ltd.(b) (Cayman Islands/China)	1,100,871	732,830
Hang Lung Group, Ltd. (Hong Kong)	155,929	251,625
3 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
KE Holdings, Inc. ADR, Class A(a) (Cayman Islands/China)	20,000	$350,400
Macquarie Mexico Real Estate Management SA de CV REIT(b)(c) (Mexico)	57,000	68,917
Megaworld Corp. (Philippines)	10,460,943	364,372
Prologis Property Mexico SA de CV REIT (Mexico)	42,447	107,448
		3,382,016
Utilities: 3.0%
Aboitiz Power Corp. (Philippines)	907,614	477,137
Alupar Investimento SA (Brazil)	11,956	60,286
China Gas Holdings, Ltd. (Bermuda/China)	282,357	335,263
China Water Affairs Group, Ltd. (Bermuda/Hong Kong)	218,000	171,833
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	11,143	102,458
Cia de Saneamento do Parana (Brazil)	23,200	73,759
Enerjisa Enerji AS(b)(c) (Turkey)	384,255	360,353
Engie Brasil Energia SA (Brazil)	11,300	80,670
Engie Energia Chile SA(a) (Chile)	112,409	52,836
GAIL (India), Ltd.(a) (India)	205,000	218,369
KunLun Energy Co., Ltd. (Bermuda/China)	382,900	276,285
Mahanagar Gas, Ltd.(b) (India)	53,961	549,653
NTPC, Ltd. (India)	300,887	587,614
Tenaga Nasional BHD (Malaysia)	359,943	623,878
TPI Polene Power Public PCL NVDR (Thailand)	4,038,771	376,607
		4,347,001
Total Common Stocks (Cost $184,601,131)		$127,112,402
Preferred Stocks: 8.3%
	Shares	Value
Consumer Discretionary: 0.2%
Automobiles & Components: 0.2%
Hyundai Motor Co., Pfd 2 (South Korea)	5,000	$291,187
Consumer Staples: 0.4%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	61,500	106,487
Household & Personal Products: 0.3%
Amorepacific Corp., Pfd (South Korea)	6,390	187,358
LG H&H Co., Ltd., Pfd (South Korea)	986	226,904
		414,262
		520,749
Financials: 3.7%
Banks: 3.5%
Itau Unibanco Holding SA, Pfd (Brazil)	1,005,700	5,231,389
Diversified Financials: 0.2%
Korea Investment Holdings Co., Ltd., Pfd (South Korea)	8,642	268,363
		5,499,752
Industrials: 0.3%
Capital Goods: 0.3%
DL E&C Co., Ltd., Pfd (South Korea)	6,338	108,317

	Shares	Value
DL E&C Co., Ltd., Pfd 2(a) (South Korea)	6,409	$123,199
DL Holdings Co., Ltd., Pfd (South Korea)	11,921	283,356
		514,872
Information Technology: 3.6%
Technology, Hardware & Equipment: 3.6%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	9,559	393,833
Samsung Electronics Co., Ltd., Pfd (South Korea)	151,713	4,936,515
		5,330,348
Utilities: 0.1%
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	10,000	83,699
Total Preferred Stocks (Cost $19,076,504)		$12,240,607
Short-Term Investments: 4.5%
	Par Value/ Shares	Value
Repurchase Agreements: 4.1%
Fixed Income Clearing Corporation(e) 1.10%, dated 9/30/22, due 10/3/22, maturity value $5,986,549	$5,986,000	$5,986,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	585,437	585,437
Total Short-Term Investments (Cost $6,571,437)		$6,571,437
Total Investments In Securities (Cost $210,249,072)	99.4%	$145,924,446
Other Assets Less Liabilities	0.6%	830,213
Net Assets	100.0%	$146,754,659
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Cash Management Bill, 1/3/23. Total collateral value is $6,105,735.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
                 September 30, 2022
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
ICE US MSCI Emerging Markets Index Futures— Long Position	140	12/16/22	$6,100,500	$(683,770)
5 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$8,081,680	$2,858,289	$—
Consumer Discretionary	7,469,611	23,484,630	25
Consumer Staples	794,120	7,336,041	15
Energy	2,362,158	3,963,331	6
Financials	5,367,619	22,801,643	—
Health Care	283,070	5,504,683	—
Industrials	1,009,950	5,159,537	10
Information Technology	401,951	11,573,699	—
Materials	4,783,805	6,147,473	39
Real Estate	592,367	2,789,649	—
Utilities	370,009	3,976,992	—
Preferred Stocks
Consumer Discretionary	—	291,187	—
Consumer Staples	106,487	414,262	—
Financials	5,231,389	268,363	—
Industrials	—	514,872	—
Dodge & Cox Emerging Markets Stock Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$—	$5,330,348	$—
Utilities	83,699	—	—
Short-Term Investments
Repurchase Agreements	—	5,986,000	—
Money Market Fund	585,437	—	—
Total Securities	$37,523,352	$108,400,999	$95
Other Investments
Futures Contracts
Depreciation	$(683,770)	$—	$—
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks: 64.9%
	Shares	Value
Communication Services: 7.7%
Media & Entertainment: 6.3%
Alphabet, Inc., Class A(a)	714,000	$68,294,100
Alphabet, Inc., Class C(a)	2,089,400	200,895,810
Charter Communications, Inc., Class A(a)	410,407	124,496,964
Comcast Corp., Class A	5,242,948	153,775,665
DISH Network Corp., Class A(a)	3,030,834	41,916,434
Fox Corp., Class A	1,871,233	57,409,429
Fox Corp., Class B	1,291,580	36,810,030
Meta Platforms, Inc., Class A(a)	738,300	100,172,544
News Corp., Class A	852,604	12,882,846
		796,653,822
Telecommunication Services: 1.4%
T-Mobile U.S., Inc.(a)	1,306,961	175,354,957
		972,008,779
Consumer Discretionary: 3.4%
Automobiles & Components: 1.0%
Honda Motor Co., Ltd. ADR (Japan)	5,608,800	121,093,992
Consumer Services: 0.5%
Booking Holdings, Inc.(a)	35,800	58,826,918
Las Vegas Sands Corp.(a)	172,600	6,475,952
		65,302,870
Retailing: 1.9%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	1,106,200	88,484,938
Amazon.com, Inc.(a)	600,000	67,800,000
Prosus NV ADR (Netherlands)	4,785,700	49,914,851
Qurate Retail, Inc., Series A(a)	3,204,750	6,441,548
The Gap, Inc.	3,740,378	30,708,503
		243,349,840
		429,746,702
Consumer Staples: 2.9%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,612,700	117,989,532
Imperial Brands PLC ADR (United Kingdom)	5,302,600	110,400,132
Molson Coors Beverage Co., Class B	2,050,814	98,418,564
		326,808,228
Household & Personal Products: 0.3%
Haleon PLC ADR(a) (United Kingdom)	6,137,500	37,377,375
		364,185,603
Energy: 6.9%
Baker Hughes Co., Class A	1,267,700	26,570,992
ConocoPhillips	1,408,224	144,117,644
Occidental Petroleum Corp.	6,345,314	389,919,545
Occidental Petroleum Corp., Warrant(a)	1,381,001	54,715,260
Ovintiv, Inc.	890,100	40,944,600
Schlumberger, Ltd. (Curacao/United States)	2,849,921	102,312,164
The Williams Companies, Inc.	3,903,400	111,754,342
		870,334,547
Financials: 15.7%
Banks: 5.4%
Banco Santander SA(b) (Spain)	12,662,000	29,429,636
Bank of America Corp.	5,210,800	157,366,160
BNP Paribas SA ADR (France)	2,054,900	43,399,488
Credicorp, Ltd. (Bermuda/Peru)	635,197	78,002,192

	Shares	Value
Truist Financial Corp.	1,814,184	$78,989,571
Wells Fargo & Co.	7,180,506	288,799,951
		675,986,998
Diversified Financials: 8.3%
Bank of New York Mellon Corp.	4,538,800	174,834,576
Capital One Financial Corp.	2,093,726	192,978,726
Charles Schwab Corp.	4,874,200	350,308,754
Goldman Sachs Group, Inc.	485,900	142,392,995
State Street Corp.	1,719,600	104,568,876
UBS Group AG, NY Shs (Switzerland)	6,043,300	87,688,283
		1,052,772,210
Insurance: 2.0%
Aegon NV, NY Shs (Netherlands)	8,601,603	34,062,348
Brighthouse Financial, Inc.(a)	733,918	31,866,719
Lincoln National Corp.	481,177	21,128,482
MetLife, Inc.	2,645,342	160,783,887
		247,841,436
		1,976,600,644
Health Care: 11.9%
Health Care Equipment & Services: 3.1%
Cigna Corp.	810,865	224,990,711
CVS Health Corp.	329,300	31,405,341
Fresenius Medical Care AG & Co. KGaA ADR (Germany)	1,275,400	17,906,616
UnitedHealth Group, Inc.	161,372	81,499,315
Zimmer Biomet Holdings, Inc.	403,700	42,206,835
		398,008,818
Pharmaceuticals, Biotechnology & Life Sciences: 8.8%
Alnylam Pharmaceuticals, Inc.(a)	276,100	55,264,176
BioMarin Pharmaceutical, Inc.(a)	1,001,300	84,880,201
Bristol-Myers Squibb Co.	588,500	41,836,465
Elanco Animal Health, Inc.(a)	4,187,900	51,971,839
Gilead Sciences, Inc.	2,675,980	165,081,206
GSK PLC ADR (United Kingdom)	5,030,080	148,035,255
Incyte Corp.(a)	1,504,700	100,273,208
Novartis AG ADR (Switzerland)	1,292,400	98,235,324
Regeneron Pharmaceuticals, Inc.(a)	161,100	110,976,957
Roche Holding AG ADR (Switzerland)	1,100,400	44,698,248
Sanofi ADR (France)	5,388,965	204,888,449
		1,106,141,328
		1,504,150,146
Industrials: 4.0%
Capital Goods: 2.8%
Carrier Global Corp.	870,600	30,958,536
General Electric Co.	2,665,300	165,008,723
Johnson Controls International PLC (Ireland/United States)	1,753,814	86,322,725
Raytheon Technologies Corp.	967,300	79,183,178
		361,473,162
Transportation: 1.2%
FedEx Corp.	1,004,934	149,202,551
		510,675,713
Information Technology: 10.9%
Semiconductors & Semiconductor Equipment: 0.6%
Microchip Technology, Inc.	1,324,910	80,859,257
Software & Services: 6.8%
Cognizant Technology Solutions Corp., Class A	1,479,900	85,005,456
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
                 September 30, 2022
Common Stocks (continued)
	Shares	Value
Fidelity National Information Services, Inc.	764,200	$57,750,594
Fiserv, Inc.(a)	2,908,400	272,138,988
Micro Focus International PLC ADR (United Kingdom)	3,451,871	19,675,665
Microsoft Corp.	757,700	176,468,330
PayPal Holdings, Inc.(a)	658,400	56,668,488
VMware, Inc., Class A(a)	1,851,033	197,060,973
		864,768,494
Technology, Hardware & Equipment: 3.5%
Cisco Systems, Inc.	2,819,900	112,796,000
Coherent Corp.(a)	1,365,900	47,601,615
Dell Technologies, Inc., Class C	1,185,183	40,497,703
Hewlett Packard Enterprise Co.	4,538,170	54,367,277
HP, Inc.	2,609,830	65,036,964
Juniper Networks, Inc.	2,806,229	73,298,701
TE Connectivity, Ltd. (Switzerland)	382,436	42,205,637
		435,803,897
		1,381,431,648
Materials: 1.3%
Celanese Corp.	246,732	22,289,769
LyondellBasell Industries NV, Class A (Netherlands)	1,208,700	90,990,936
Nutrien, Ltd. (Canada)	335,000	27,932,300
Teck Resources, Ltd., Class B (Canada)	802,391	24,400,710
		165,613,715
Real Estate: 0.2%
Gaming and Leisure Properties, Inc. REIT	526,254	23,281,477
Total Common Stocks (Cost $6,758,005,369)		$8,198,028,974
Debt Securities: 33.2%
	Par Value	Value
U.S. Treasury: 1.6%
U.S. Treasury Note/Bond
0.375%, 12/31/25	$31,210,000	$27,597,686
0.50%, 2/28/26	68,782,000	60,692,055
1.125%, 1/15/25	122,020,000	113,683,556
		201,973,297
Government-Related: 1.4%
Agency: 0.8%
Petroleo Brasileiro SA (Brazil)
5.60%, 1/3/31	1,925,000	1,749,825
7.25%, 3/17/44	4,300,000	3,910,850
6.75%, 6/3/50	15,500,000	12,616,808
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	44,849,000	31,467,180
6.625%, 6/15/35	9,425,000	6,008,438
6.375%, 1/23/45	20,125,000	11,119,062
6.75%, 9/21/47	11,625,000	6,480,937
7.69%, 1/23/50	49,005,000	30,010,662
6.95%, 1/28/60	3,367,000	1,863,298
		105,227,060
Local Authority: 0.5%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	3,071,644
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	14,690,330
Regents of the UC Medical Center RB
4.563%, 5/15/53	6,825,000	6,015,579
State of California GO

	Par Value	Value
7.30%, 10/1/39	$15,730,000	$18,827,227
State of Illinois GO
5.10%, 6/1/33	22,615,000	21,542,149
		64,146,929
Sovereign: 0.1%
Colombia Government International (Colombia)
5.625%, 2/26/44	8,100,000	5,356,107
5.00%, 6/15/45	8,300,000	5,023,971
		10,380,078
		179,754,067
Securitized: 14.8%
Asset-Backed: 2.0%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2003-20J 1, 4.92%, 10/1/23	169,967	168,998
Series 2007-20F 1, 5.71%, 6/1/27	462,774	458,371
		627,369
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	10,132,608	10,184,099
9.75%, 1/6/27(c)	20,758,014	21,413,200
8.20%, 4/6/28(c)	10,196,945	10,195,512
		41,792,811
Student Loan: 1.6%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 4.384%, 3/25/66(c)	24,832,000	24,709,749
+0.80%, 3.884%, 7/26/66(c)	5,799,095	5,724,947
+1.15%, 4.234%, 7/26/66(c)	6,155,120	6,107,225
+1.05%, 4.134%, 12/27/66(c)	5,147,622	5,094,445
+0.75%, 3.834%, 3/25/67(c)	86,422,000	84,809,046
+1.00%, 4.084%, 2/27/68(c)	3,860,862	3,813,567
+0.70%, 3.784%, 2/25/70(c)	7,401,653	7,267,443
+0.55%, 0.70%, 2/25/70(c)	17,720,093	17,223,241
SLM Student Loan Trust
USD LIBOR 3-Month
+0.60%, 3.383%, 1/25/41	5,175,119	5,049,280
+0.17%, 2.953%, 1/25/41	9,820,062	9,297,436
+0.16%, 2.943%, 1/25/41	5,315,023	5,071,709
+0.55%, 3.333%, 10/25/64(c)	22,361,143	21,855,390
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(c)	9,951,061	9,554,069
		205,577,547
		247,997,727
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.482%, 3/25/26(d)	9,908,965	371,784
Series K056 X1, 1.391%, 5/25/26(d)	4,405,084	156,800
Series K064 X1, 0.739%, 3/25/27(d)	8,896,579	198,236
Series K065 X1, 0.81%, 4/25/27(d)	43,018,392	1,074,187
Series K066 X1, 0.887%, 6/25/27(d)	37,109,336	1,052,491
Series K069 X1, 0.477%, 9/25/27(d)	222,357,348	3,386,436
Series K090 X1, 0.855%, 2/25/29(d)	180,109,053	6,784,690
		13,024,624
		13,024,624
2 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
Mortgage-Related: 12.7%
Federal Agency CMO & REMIC: 2.5%
Dept. of Veterans Affairs
Series 1995-1 1, 5.831%, 2/15/25(d)	$77,310	$77,505
Series 1995-2C 3A, 8.793%, 6/15/25	23,485	24,497
Series 2002-1 2J, 6.50%, 8/15/31	2,710,430	2,696,781
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	830,781	861,917
Trust 2009-30 AG, 6.50%, 5/25/39	660,265	682,784
Trust 2009-66 ET, 6.00%, 5/25/39	108,902	108,529
Trust 2001-T7 A1, 7.50%, 2/25/41	615,224	659,369
Trust 2001-T5 A3, 7.50%, 6/19/41(d)	322,736	332,601
Trust 2001-T4 A1, 7.50%, 7/25/41	631,160	633,093
Trust 2001-T8 A1, 7.50%, 7/25/41	580,334	584,904
Trust 2001-W3 A, 7.00%, 9/25/41(d)	353,711	348,512
Trust 2001-T10 A2, 7.50%, 12/25/41	387,351	396,912
Trust 2013-106 MA, 4.00%, 2/25/42	4,394,699	4,177,954
Trust 2002-W6 2A1, 7.00%, 6/25/42(d)	639,739	625,287
Trust 2002-W8 A2, 7.00%, 6/25/42	928,817	982,430
Trust 2003-W2 1A2, 7.00%, 7/25/42	616,144	648,981
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,448,411	1,481,195
Trust 2003-W4 4A, 5.72%, 10/25/42(d)	716,996	732,412
Trust 2012-121 NB, 7.00%, 11/25/42	757,335	809,981
Trust 2004-T1 1A2, 6.50%, 1/25/44	565,741	584,543
Trust 2004-W2 5A, 7.50%, 3/25/44	890,977	936,611
Trust 2004-W8 3A, 7.50%, 6/25/44	146,282	151,875
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,736,063	1,788,250
Trust 2009-11 MP, 7.00%, 3/25/49	1,364,562	1,417,002
USD LIBOR 1-Month
+0.55%, 3.634%, 9/25/43	2,472,824	2,459,737
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	63,700	63,912
Series T-48 1A4, 5.538%, 7/25/33	14,601,746	14,777,793
Series T-51 1A, 6.50%, 9/25/43(d)	111,121	114,462
Series T-59 1A1, 6.50%, 10/25/43	4,989,684	5,049,695
Series 4281 BC, 4.50%, 12/15/43(d)	14,451,131	14,211,258
USD LIBOR 1-Month
+0.61%, 3.428%, 9/15/43	5,707,581	5,765,596
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 0.883%, 2/20/67	10,079,149	9,865,064
+0.41%, Series 2022-H06 FC, 2.694%, 8/20/68	40,537,012	39,618,387
+0.82%, Series 2022-H04 HF, 3.104%, 2/20/72	7,880,483	7,827,928
+0.67%, Series 2022-H09 FA, 2.954%, 4/20/72	20,388,721	20,120,445
+0.74%, Series 2022-H09 FC, 3.024%, 4/20/72	25,078,879	24,849,299
+0.97%, Series 2022-H11 EF, 3.254%, 5/20/72	16,395,804	16,114,562
USD LIBOR 1-Month
+0.62%, 2.977%, 9/20/64	2,083,602	2,056,818
+0.70%, 1.818%, 1/20/70	15,571,234	15,154,059
+0.65%, 3.007%, 1/20/70	20,876,827	20,345,660
USD LIBOR 12-Month
+0.30%, 0.756%, 1/20/67	14,484,966	14,195,303
+0.23%, 0.458%, 10/20/67	13,022,332	12,781,962
+0.23%, 0.458%, 10/20/67	8,084,443	7,935,509
+0.06%, 0.643%, 12/20/67	19,331,500	18,691,498
+0.08%, 2.709%, 5/20/68	4,677,905	4,513,208
+0.25%, 3.814%, 6/20/68	14,838,337	14,436,135

	Par Value	Value
+0.28%, 1.228%, 11/20/68	$20,134,272	$19,372,494
+0.25%, 0.706%, 12/20/68	2,182,876	2,103,669
		314,168,378
Federal Agency Mortgage Pass-Through: 10.2%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	1,188,100	1,168,936
3.50%, 1/1/27 - 12/1/29	2,771,727	2,637,178
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	14,217,514	13,559,618
4.50%, 1/1/31 - 12/1/34	22,322,521	21,596,546
3.50%, 4/1/36 - 4/1/37	8,947,006	8,348,595
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	6,269,400	6,528,798
5.50%, 7/1/33 - 8/1/37	4,025,002	4,147,208
6.00%, 9/1/36 - 8/1/37	5,660,763	5,947,145
7.00%, 8/1/37	146,801	155,221
4.50%, 3/1/40	600,990	587,256
5.00%, 12/1/48 - 3/1/49	3,876,984	3,839,708
2.50%, 6/1/50 - 10/1/50	143,645,087	121,575,319
2.00%, 9/1/50 - 12/1/50	101,056,759	82,411,977
3.00%, 3/1/52	35,358,088	30,963,674
3.50%, 5/1/52 - 8/1/52	230,575,151	208,419,773
3.50%, 5/1/52	110,375,867	100,030,136
3.50%, 6/1/52	85,167,749	77,030,751
Fannie Mae, 40 Year
4.50%, 6/1/56	15,423,530	15,129,145
Fannie Mae, Hybrid ARM
3.988%, 9/1/34(d)	282,838	281,800
1.559%, 12/1/34(d)	306,237	301,690
2.004%, 1/1/35(d)	401,748	402,104
3.343%, 1/1/35(d)	383,311	390,646
3.052%, 8/1/35(d)	200,930	198,471
2.271%, 5/1/37(d)	451,697	447,214
4.045%, 7/1/39(d)	166,717	164,851
2.03%, 11/1/40 - 12/1/40(d)	673,220	675,628
1.80%, 11/1/43(d)	1,189,356	1,192,308
2.233%, 4/1/44(d)	2,160,685	2,154,199
1.85%, 11/1/44 - 12/1/44(d)	5,471,604	5,490,654
2.843%, 9/1/45 - 12/1/45(d)	2,324,524	2,376,905
2.614%, 1/1/46(d)	1,743,594	1,781,375
2.944%, 4/1/46(d)	1,941,685	1,876,255
2.509%, 12/1/46(d)	3,688,883	3,485,723
3.148%, 6/1/47(d)	1,564,177	1,535,901
3.074%, 7/1/47(d)	2,451,578	2,404,379
4.492%, 8/1/47(d)	3,512,733	3,570,197
3.308%, 1/1/49(d)	1,724,175	1,685,965
1.918%, 4/1/52(d)	17,220,281	15,549,217
1.962%, 4/1/52(d)	41,093,809	36,419,237
2.324%, 4/1/52(d)	21,872,541	19,644,220
2.656%, 7/1/52(d)	19,583,095	17,819,102
Freddie Mac, Hybrid ARM
3.529%, 5/1/34(d)	306,898	305,209
2.375%, 10/1/35(d)	716,641	739,278
2.841%, 4/1/37(d)	776,206	781,867
2.448%, 9/1/37(d)	637,660	651,233
2.114%, 1/1/38(d)	142,569	141,333
2.569%, 2/1/38(d)	362,302	365,391
3.639%, 7/1/38(d)	60,331	61,956
2.579%, 10/1/38(d)	279,207	276,407
2.647%, 10/1/41(d)	185,532	187,992
3.508%, 8/1/42(d)	794,124	803,682
3.25%, 5/1/44(d)	2,295,997	2,303,334
3.36%, 5/1/44(d)	146,824	148,116
3.365%, 6/1/44(d)	688,705	688,957
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
3.87%, 6/1/44(d)	$790,575	$798,006
2.867%, 1/1/45(d)	2,593,253	2,599,966
3.843%, 10/1/45(d)	1,347,077	1,364,205
3.844%, 10/1/45(d)	1,620,753	1,649,117
3.279%, 7/1/47(d)	1,806,631	1,769,124
3.26%, 1/1/49(d)	5,984,864	5,851,032
3.714%, 3/1/49(d)	1,090,362	1,062,047
2.318%, 5/1/52(d)	15,319,657	13,708,845
2.027%, 5/1/52(d)	46,047,432	40,835,710
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	788,021	776,365
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	760,328	784,364
4.50%, 4/1/31 - 6/1/31	2,746,645	2,659,274
Freddie Mac Gold, 30 Year
7.47%, 3/17/23	1,258	1,259
6.50%, 12/1/32 - 4/1/33	2,015,157	2,097,103
7.00%, 11/1/37 - 9/1/38	1,710,599	1,804,629
5.50%, 12/1/37	173,526	179,445
6.00%, 2/1/39	497,228	517,746
4.50%, 9/1/41 - 6/1/42	12,464,558	12,196,101
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	137,462,780	116,408,747
2.00%, 9/1/50	86,105,261	70,165,936
3.00%, 2/1/52	82,466,195	72,249,613
3.50%, 6/1/52 - 7/1/52	71,175,056	64,191,295
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	59,908	60,318
UMBS TBA, 30 Year
3.50%, 10/1/52(e)	50,170,000	45,149,081
		1,290,259,108
		1,604,427,486
		1,865,449,837
Corporate: 15.4%
Financials: 5.9%
Bank of America Corp.
6.25%, (f)(g)(h)	10,170,000	9,826,763
6.10%, (f)(g)(h)	16,008,000	15,345,429
3.004%, 12/20/23(h)	15,589,000	15,506,231
4.20%, 8/26/24	5,825,000	5,729,522
4.45%, 3/3/26	3,970,000	3,825,520
4.25%, 10/22/26	2,970,000	2,821,574
4.183%, 11/25/27	7,925,000	7,342,049
3.846%, 3/8/37(h)	35,960,000	29,012,629
Barclays PLC (United Kingdom)
4.836%, 5/9/28	4,525,000	3,944,471
5.501%, 8/9/28	10,750,000	10,077,444
5.746%, 8/9/33	9,500,000	8,630,212
BNP Paribas SA (France)
4.375%, 9/28/25(c)	8,223,000	7,807,099
4.625%, 3/13/27(c)	12,175,000	11,249,704
Boston Properties, Inc.
3.80%, 2/1/24	5,000,000	4,916,087
3.65%, 2/1/26	9,941,000	9,352,716
2.75%, 10/1/26	18,500,000	16,634,387
2.90%, 3/15/30	6,200,000	4,986,273
3.25%, 1/30/31	5,850,000	4,759,983
Capital One Financial Corp.
3.50%, 6/15/23	3,449,000	3,425,236
4.20%, 10/29/25	10,175,000	9,783,440
2.636%, 3/3/26(h)	6,775,000	6,295,005
4.927%, 5/10/28(h)	10,075,000	9,598,829
5.268%, 5/10/33(h)	4,975,000	4,595,121
Citigroup, Inc.

	Par Value	Value
5.95%, (f)(g)(h)	$15,590,000	$15,404,791
5.95%, (f)(g)(h)	48,477,000	43,873,969
6.25%, (f)(g)(h)	45,886,000	43,889,959
3.785%, 3/17/33(h)	15,725,000	13,181,596
USD LIBOR 3-Month
+6.37%, 9.176%, 10/30/40(f)	37,080,925	41,411,977
Goldman Sachs Group, Inc.
3.615%, 3/15/28(h)	36,870,000	33,553,559
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	6,062,000	5,807,850
5.21%, 8/11/28(h)	5,525,000	5,165,170
4.762%, 3/29/33(h)	35,075,000	28,788,735
5.402%, 8/11/33(h)	12,000,000	10,670,322
6.50%, 5/2/36	17,805,000	16,811,592
6.50%, 9/15/37	3,265,000	3,077,214
JPMorgan Chase & Co.
6.10%, (f)(g)(h)	73,080,000	70,156,800
1.04%, 2/4/27(h)	17,500,000	14,870,370
8.75%, 9/1/30(f)	25,692,000	30,267,196
2.739%, 10/15/30(h)	5,000,000	4,065,450
2.956%, 5/13/31(h)	11,793,000	9,341,189
5.717%, 9/14/33(h)	16,200,000	15,319,441
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	2,916,725
3.75%, 3/18/28(h)	8,025,000	7,213,517
NatWest Group PLC (United Kingdom)
3.032%, 11/28/35(h)	12,365,000	8,761,411
UniCredit SPA (Italy)
7.296%, 4/2/34(c)(h)	29,960,000	25,426,634
5.459%, 6/30/35(c)(h)	7,325,000	5,446,428
UnitedHealth Group, Inc.
4.20%, 5/15/32	5,390,000	5,005,922
4.75%, 5/15/52	3,150,000	2,817,392
Unum Group
6.75%, 12/15/28	8,417,000	8,559,814
Wells Fargo & Co.
5.875%, (f)(g)(h)	27,987,000	26,644,965
4.10%, 6/3/26	3,376,000	3,212,099
4.30%, 7/22/27	16,645,000	15,562,056
2.572%, 2/11/31(h)	12,005,000	9,609,344
4.897%, 7/25/33(h)	11,000,000	10,141,270
		742,440,481
Industrials: 8.6%
AbbVie, Inc.
3.80%, 3/15/25	7,000,000	6,779,529
3.20%, 11/21/29	4,500,000	3,939,629
4.05%, 11/21/39	10,550,000	8,486,581
AT&T, Inc.
2.55%, 12/1/33	4,400,000	3,257,511
3.50%, 9/15/53	39,285,000	26,177,194
3.55%, 9/15/55	12,775,000	8,391,080
3.80%, 12/1/57	8,700,000	5,877,238
3.65%, 9/15/59	12,662,000	8,203,715
Bayer AG (Germany)
4.375%, 12/15/28(c)	10,100,000	9,240,635
British American Tobacco PLC (United Kingdom)
3.75%, (b)(f)(g)(h)(i)	85,928,000	58,722,244
2.259%, 3/25/28	2,725,000	2,167,460
2.726%, 3/25/31	5,415,000	4,029,912
4.742%, 3/16/32	28,335,000	23,703,340
4.39%, 8/15/37	3,075,000	2,193,681
4 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
3.734%, 9/25/40	$1,100,000	$704,757
4.54%, 8/15/47	5,000,000	3,312,756
5.65%, 3/16/52	6,300,000	4,803,032
Burlington Northern Santa Fe LLC(j)
5.72%, 1/15/24	878,628	881,237
5.629%, 4/1/24	2,183,042	2,171,660
5.342%, 4/1/24	1,107,105	1,098,654
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(c)	9,825,000	9,726,750
5.20%, 9/17/30(c)	14,400,000	12,438,000
3.875%, 7/11/31(c)	13,105,000	10,326,458
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	11,382,850
4.40%, 4/1/33	2,475,000	2,049,466
4.50%, 6/1/33(c)	12,105,000	8,942,811
4.25%, 1/15/34(c)	5,850,000	4,187,313
6.55%, 5/1/37	11,000,000	9,925,193
6.75%, 6/15/39	6,160,000	5,506,399
6.484%, 10/23/45	45,512,000	40,077,277
5.75%, 4/1/48	3,700,000	2,986,306
5.25%, 4/1/53	14,935,000	11,436,556
Cigna Corp.
4.125%, 11/15/25	10,000,000	9,712,159
4.50%, 2/25/26	4,000,000	3,903,930
7.875%, 5/15/27	17,587,000	19,342,176
4.375%, 10/15/28	5,211,000	4,920,469
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	5,817,624
Cox Enterprises, Inc.
3.85%, 2/1/25(c)	14,626,000	14,082,084
3.35%, 9/15/26(c)	14,932,000	13,749,797
3.50%, 8/15/27(c)	16,200,000	14,830,516
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,393,732
4.78%, 3/25/38	10,450,000	9,161,535
5.05%, 3/25/48	13,400,000	11,800,876
4.25%, 4/1/50	9,646,000	7,549,399
Dillard's, Inc.
7.875%, 1/1/23	8,660,000	8,705,598
7.75%, 7/15/26	50,000	52,060
7.75%, 5/15/27	540,000	559,343
7.00%, 12/1/28	15,135,000	15,390,486
Dow, Inc.
7.375%, 11/1/29	3,353,000	3,641,664
9.40%, 5/15/39	3,286,000	4,175,202
Elanco Animal Health, Inc.
5.772%, 8/28/23	2,500,000	2,460,000
6.40%, 8/28/28	13,000,000	11,476,270
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	4,814,349
4.327%, 3/19/50	4,532,000	3,859,516
FedEx Corp.
4.25%, 5/15/30	3,575,000	3,241,304
5.25%, 5/15/50	4,100,000	3,587,974
Ford Motor Credit Co. LLC(j)
4.14%, 2/15/23	5,166,000	5,146,550
4.375%, 8/6/23	3,405,000	3,364,583
3.81%, 1/9/24	14,363,000	13,896,203
5.125%, 6/16/25	16,100,000	15,192,121
3.375%, 11/13/25	9,350,000	8,260,788
4.389%, 1/8/26	18,850,000	17,061,271
4.542%, 8/1/26	18,304,000	16,297,801
2.70%, 8/10/26	12,700,000	10,533,253
4.95%, 5/28/27	10,000,000	8,927,800

	Par Value	Value
HCA Healthcare, Inc.
3.125%, 3/15/27(c)	$3,575,000	$3,164,908
4.125%, 6/15/29	2,700,000	2,367,873
3.625%, 3/15/32(c)	23,325,000	18,870,791
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(c)	25,425,000	24,379,524
3.50%, 7/26/26(c)	7,800,000	7,038,938
6.125%, 7/27/27(c)	11,425,000	11,257,756
3.875%, 7/26/29(c)	21,150,000	17,960,710
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	17,159,537
5.40%, 9/1/44	15,719,000	13,317,008
5.55%, 6/1/45	9,600,000	8,363,515
Macy's, Inc.
6.70%, 7/15/34(c)	2,539,000	2,196,235
Microchip Technology, Inc.
.983%, 9/1/24(c)	19,714,000	18,146,299
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	7,603,750
Oracle Corp.
1.65%, 3/25/26	13,990,000	12,258,063
2.80%, 4/1/27	6,350,000	5,604,176
2.95%, 4/1/30	10,750,000	8,665,211
3.60%, 4/1/50	8,288,000	5,185,822
Prosus NV(j) (Netherlands)
4.85%, 7/6/27(c)	14,200,000	12,567,000
3.68%, 1/21/30(c)	3,750,000	2,809,729
3.061%, 7/13/31(c)	38,650,000	26,541,879
4.193%, 1/19/32(c)	16,475,000	12,089,014
4.987%, 1/19/52(c)	27,175,000	17,626,249
RELX PLC (United Kingdom)
4.75%, 5/20/32	4,495,000	4,229,133
TC Energy Corp. (Canada)
5.625%, 5/20/75(f)(h)	20,570,000	18,993,721
5.30%, 3/15/77(f)(h)	28,160,000	24,233,877
5.50%, 9/15/79(f)(h)	6,850,000	5,925,250
5.60%, 3/7/82(f)(h)	19,781,000	17,154,959
Telecom Italia SPA (Italy)
5.303%, 5/30/24(c)	29,287,000	27,652,493
7.20%, 7/18/36	11,596,000	9,087,553
7.721%, 6/4/38	8,212,000	6,551,780
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	5,433,497
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,084,504
3.375%, 4/15/29	6,500,000	5,615,870
3.875%, 4/15/30	13,475,000	11,952,536
3.50%, 4/15/31	6,525,000	5,483,023
5.20%, 1/15/33	8,500,000	8,129,446
4.375%, 4/15/40	2,675,000	2,178,209
4.50%, 4/15/50	1,775,000	1,420,984
3.40%, 10/15/52	13,745,000	9,074,281
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	11,658,375
5.25%, 6/6/29(c)	2,594,000	2,467,543
Union Pacific Corp.
6.176%, 1/2/31	3,682,086	3,783,303
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	10,108,389
3.55%, 3/22/51	5,225,000	3,674,021
VMware, Inc.
.60%, 8/15/23	4,050,000	3,899,210
1.40%, 8/15/26	19,765,000	16,903,404
4.65%, 5/15/27	7,887,000	7,533,405
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(f)(h)	$16,900,000	$16,082,040
Zoetis, Inc.
4.50%, 11/13/25	4,095,000	4,029,376
		1,095,549,826
Utilities: 0.9%
Dominion Energy
5.75%, 10/1/54(f)(h)	22,950,000	21,366,647
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	13,052,958
6.00%, 10/7/39(c)	4,447,000	3,839,895
8.75%, 9/24/73(c)(f)(h)	7,150,000	7,132,125
NextEra Energy, Inc.
4.255%, 9/1/24	6,625,000	6,529,760
4.625%, 7/15/27	10,075,000	9,737,415
The Southern Co.
4.475%, 8/1/24	8,375,000	8,269,674
5.113%, 8/1/27	11,900,000	11,582,457
4.00%, 1/15/51(f)(h)	19,036,000	17,060,063
3.75%, 9/15/51(f)(h)	19,900,000	16,136,713
USD LIBOR 3-Month
+3.63%, 6.923%, 3/15/57(f)	1,152,000	1,126,080
		115,833,787
		1,953,824,094
Total Debt Securities (Cost $4,684,497,923)		$4,201,001,295
Short-Term Investments: 1.9%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Bank of Montreal(k) 2.90%, dated 9/30/22, due 10/3/22, maturity value $18,004,350	$18,000,000	$18,000,000
Fixed Income Clearing Corporation(k) 1.10%, dated 9/30/22, due 10/3/22, maturity value $45,464,167	45,460,000	45,460,000
Nomura Holdings Inc.(k) 2.94%, dated 9/30/22, due 10/3/22, maturity value $20,004,900	20,000,000	20,000,000
Royal Bank of Canada(k) 2.94%, dated 9/30/22, due 10/3/22, maturity value $80,019,600	80,000,000	80,000,000
Standard Chartered(k) 2.97%, dated 9/30/22, due 10/3/22, maturity value $21,005,198	21,000,000	21,000,000
		184,460,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	50,909,384	50,909,384
Total Short-Term Investments (Cost $235,369,384)		$235,369,384
Total Investments In Securities (Cost $11,677,872,676)	100.0%	$12,634,399,653
Other Assets Less Liabilities	0.0%	2,805,058
Net Assets	100.0%	$12,637,204,711
(a)	Non-income producing
(b)	The security is issued in Euro currency.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(j)	Subsidiary (see below)
(k)
Repurchase agreements are collateralized by:
Bank of Montreal: U.S. Treasury Notes 3.125%-4.125%, 8/15/25-9/30/27.
Total collateral value is $18,364,479.
Fixed Income Clearing Corporation: U.S. Treasury Inflation Indexed
Note 0.125%, 1/15/23. Total collateral value is $46,369,247.
Nomura Holdings: U.S. Treasury Bill 12/20/22, and U.S. Treasury Notes
0.25%-1.75%, 5/31/25-11/15/29. Total collateral value is $20,405,011.
Royal Bank of Canada: U.S. Treasury Bills 12/20/22-2/2/23. Total collateral value is $81,620,022.
Standard Chartered: U.S. Treasury Notes 0.75%-4.375%, 3/31/26-8/15/44,
and U.S. Treasury Inflation Indexed Notes 0.125%-1.00%, 10/15/26-
2/15/51. Total collateral value is $21,425,302.

*	Rounds to 0.0%.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
6 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(694)	12/16/22	$(124,972,050)	$18,335,813
Euro-Bund Future— Short Position	(209)	12/8/22	(28,366,972)	1,579,116
Ultra 10 Year U.S. Treasury Note Future— Short Position	(2,066)	12/20/22	(244,788,719)	13,949,231
				$33,864,160
Written Call Options Contracts
Common Stocks	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Bank of America Corp.	Goldman Sachs	(4,400,000)	$(132,880,000)	$50.00	1/20/23	$(26,475)
Booking Holdings, Inc.	Barclays	(33,000)	(54,225,930)	3,000.00	1/20/23	(26,960)
ConocoPhillips	Barclays	(1,400,000)	(143,276,000)	70.00	1/20/23	(46,983,473)
Microsoft Corp.	Citibank	(280,000)	(65,212,000)	360.00	6/16/23	(377,272)
Occidental Petroleum Corp.	JPMorgan	(4,000,000)	(245,800,000)	37.00	1/20/23	(101,692,904)
Schlumberger, Ltd.	Barclays	(2,800,000)	(100,520,000)	37.50	1/20/23	(9,845,066)
						$(158,952,150)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	12/14/22	USD	9,498,314	EUR	8,901,000	$728,504
HSBC	12/14/22	USD	4,499,832	EUR	4,213,955	347,986
HSBC	12/14/22	USD	4,198,053	EUR	3,987,603	269,222
Morgan Stanley	12/14/22	USD	8,058,686	EUR	7,558,562	611,528
Standard Chartered	12/14/22	USD	2,389,846	EUR	2,234,408	188,370
Morgan Stanley	3/15/23	USD	35,130,402	EUR	34,279,619	1,119,989
Unrealized gain on currency forward contracts						3,265,599
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$3,265,599
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, certain preferred stocks, equity-linked notes and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$972,008,779	$—
Consumer Discretionary	429,746,702	—
Consumer Staples	364,185,603	—
Energy	870,334,547	—
Financials	1,947,171,008	29,429,636
Health Care	1,504,150,146	—
Industrials	510,675,713	—
Information Technology	1,381,431,648	—
Materials	165,613,715	—
Real Estate	23,281,477	—
Debt Securities
U.S. Treasury	—	201,973,297
Government-Related	—	179,754,067
8 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securitized	$—	$1,865,449,837
Corporate	—	1,953,824,094
Short-Term Investments
Repurchase Agreements	—	184,460,000
Money Market Fund	50,909,384	—
Total Securities	$8,219,508,722	$4,414,890,931
Other Investments
Futures Contracts
Appreciation	$33,864,160	$—
Currency Forward Contracts
Appreciation	—	3,265,599
Written Call Options Contracts	—	(158,952,150)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Balanced Fund / 9

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities: 103.7%
	Par Value	Value
U.S. Treasury: 11.3%
U.S. Treasury Note/Bond
0.25%, 8/31/25	$500,000,000	$445,410,155
0.375%, 11/30/25	200,000,000	177,320,312
0.375%, 12/31/25	900,000,000	795,832,029
0.50%, 2/28/26	500,000,000	441,191,405
0.25%, 3/15/24	250,000,000	235,751,952
0.75%, 3/31/26	100,000,000	88,792,969
0.375%, 4/15/24	1,000,000,000	941,523,440
0.25%, 5/15/24	1,200,000,000	1,124,156,256
2.875%, 5/15/52	1,087,980,000	912,373,228
3.00%, 8/15/52	435,553,000	375,868,628
3.375%, 8/15/42	1,050,735,000	951,736,062
		6,489,956,436
Government-Related: 4.8%
Agency: 2.5%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	63,555,000	57,247,166
5.60%, 1/3/31	4,141,000	3,764,169
7.25%, 3/17/44	18,915,000	17,203,193
6.90%, 3/19/49	154,599,000	128,595,448
6.75%, 6/3/50	103,465,000	84,219,226
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	577,531,000	405,210,188
6.625%, 6/15/35	189,761,000	120,972,637
6.50%, 6/2/41	53,502,000	31,020,460
6.375%, 1/23/45	135,151,000	74,670,928
6.75%, 9/21/47	66,966,000	37,333,545
6.35%, 2/12/48	47,663,000	25,614,096
7.69%, 1/23/50	698,720,000	427,896,128
6.95%, 1/28/60	71,675,000	39,664,945
		1,453,412,129
Local Authority: 2.1%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	6,174,005
6.758%, 7/1/34	183,745,000	202,703,001
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	49,738,693
7.102%, 1/1/41	146,892,000	173,519,774
Regents of the UC Medical Center RB
4.563%, 5/15/53	98,330,000	86,668,406
State of California GO
7.50%, 4/1/34	80,226,000	95,498,142
7.30%, 10/1/39	183,965,000	220,187,598
State of Illinois GO
5.10%, 6/1/33	356,600,000	339,682,967
		1,174,172,586
Sovereign: 0.2%
Colombia Government International (Colombia)
5.625%, 2/26/44	106,025,000	70,108,791
5.00%, 6/15/45	33,600,000	20,338,005
5.20%, 5/15/49	6,000,000	3,699,241
		94,146,037
		2,721,730,752
Securitized: 46.7%
Asset-Backed: 6.4%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2002-20L 1, 5.10%, 12/1/22	11,032	11,024
Series 2003-20G 1, 4.35%, 7/1/23	2,420	2,408
Series 2004-20L 1, 4.87%, 12/1/24	115,354	115,694

	Par Value	Value
Series 2005-20B 1, 4.625%, 2/1/25	$235,843	$230,788
Series 2005-20D 1, 5.11%, 4/1/25	8,727	8,590
Series 2005-20E 1, 4.84%, 5/1/25	381,023	382,610
Series 2005-20G 1, 4.75%, 7/1/25	422,480	412,360
Series 2005-20H 1, 5.11%, 8/1/25	4,131	4,095
Series 2005-20I 1, 4.76%, 9/1/25	586,115	569,018
Series 2006-20A 1, 5.21%, 1/1/26	452,287	447,518
Series 2006-20B 1, 5.35%, 2/1/26	138,803	136,714
Series 2006-20C 1, 5.57%, 3/1/26	567,116	558,142
Series 2006-20G 1, 6.07%, 7/1/26	1,012,106	998,017
Series 2006-20H 1, 5.70%, 8/1/26	10,338	10,280
Series 2006-20I 1, 5.54%, 9/1/26	16,388	16,080
Series 2006-20J 1, 5.37%, 10/1/26	479,643	481,542
Series 2006-20L 1, 5.12%, 12/1/26	538,851	524,864
Series 2007-20A 1, 5.32%, 1/1/27	1,053,755	1,034,192
Series 2007-20C 1, 5.23%, 3/1/27	1,524,608	1,514,688
Series 2007-20D 1, 5.32%, 4/1/27	1,452,219	1,427,414
Series 2007-20G 1, 5.82%, 7/1/27	1,147,918	1,137,929
		10,023,967
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(a)	189,819,452	190,784,067
9.75%, 1/6/27(a)	160,850,554	165,927,484
8.20%, 4/6/28(a)	180,724,801	180,699,399
		537,410,950
Student Loan: 5.4%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 4.334%, 6/25/65(a)	235,336,974	234,018,946
+1.15%, 4.234%, 3/25/66(a)	213,373,815	211,242,765
+1.30%, 4.384%, 3/25/66(a)	150,828,000	150,085,459
+0.80%, 3.884%, 7/26/66(a)	222,954,116	220,103,403
+1.05%, 4.134%, 7/26/66(a)	369,329,000	366,122,301
+1.15%, 4.234%, 7/26/66(a)	220,010,329	218,298,363
+1.00%, 4.084%, 9/27/66(a)	119,429,000	117,696,288
+1.05%, 4.134%, 12/27/66(a)	157,861,291	156,230,521
+0.72%, 3.804%, 3/25/67(a)	96,785,000	94,144,086
+0.80%, 3.884%, 3/25/67(a)	181,973,000	177,573,202
+0.68%, 3.764%, 6/27/67(a)	176,730,719	172,126,336
+1.00%, 4.084%, 2/27/68(a)	89,172,823	88,080,474
+0.83%, 3.914%, 7/25/68(a)	57,533,505	56,278,998
+0.81%, 3.894%, 7/25/68(a)	63,747,285	62,405,583
+1.05%, 4.134%, 6/25/69(a)	39,780,548	39,467,221
+0.90%, 1.04%, 8/26/69(a)	59,971,807	59,084,716
+0.60%, 3.684%, 12/26/69(a)	47,030,788	45,742,032
+0.70%, 3.784%, 2/25/70(a)	194,601,953	191,073,352
+0.55%, 0.70%, 2/25/70(a)	80,826,488	78,560,202
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(a)	1,338,233	1,334,685
Series 2017-A A2A, 2.88%, 12/16/58(a)	6,256,523	6,160,545
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 4.284%, 10/25/34	22,640,620	22,504,459
USD LIBOR 3-Month
+0.63%, 3.413%, 1/25/40(a)	99,942,552	97,398,474
+0.17%, 2.953%, 7/25/40	13,626,000	13,075,436
+0.55%, 3.333%, 10/25/64(a)	51,811,446	50,639,600
+0.55%, 3.333%, 10/25/64(a)	23,216,621	22,691,519
SMB Private Education Loan Trust (Private Loans)
1 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
Series 2017-A A2A, 2.88%, 9/15/34(a)	$9,141,254	$8,810,526
Series 2017-B A2A, 2.82%, 10/15/35(a)	10,952,367	10,469,825
Series 2018-A A2A, 3.50%, 2/15/36(a)	46,830,997	44,898,189
Series 2018-B A2A, 3.60%, 1/15/37(a)	33,950,443	32,596,010
Series 2021-A APT2, 1.07%, 1/15/53(a)	38,177,177	32,500,639
		3,081,414,155
		3,628,849,072
CMBS: 0.5%
Agency CMBS: 0.5%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.482%, 3/25/26(b)	110,633,663	4,150,975
Series K056 X1, 1.391%, 5/25/26(b)	38,906,616	1,384,889
Series K062 X1, 0.423%, 12/25/26(b)	303,250,456	3,346,278
Series K064 X1, 0.739%, 3/25/27(b)	382,237,904	8,517,140
Series K065 X1, 0.81%, 4/25/27(b)	461,343,447	11,519,930
Series K066 X1, 0.887%, 6/25/27(b)	370,938,419	10,520,518
Series K067 X1, 0.71%, 7/25/27(b)	466,674,589	10,641,534
Series K069 X1, 0.477%, 9/25/27(b)	93,251,105	1,420,186
Series K070 X1, 0.458%, 11/25/27(b)	195,951,244	2,817,642
Series K071 X1, 0.416%, 11/25/27(b)	252,601,450	3,109,322
Series K089 X1, 0.687%, 1/25/29(b)	514,954,586	14,852,372
Series K091 X1, 0.705%, 3/25/29(b)	256,628,988	7,738,621
Series K092 X1, 0.855%, 4/25/29(b)	483,741,292	18,399,052
Series K093 X1, 1.093%, 5/25/29(b)	231,117,357	11,438,160
Series K094 X1, 1.015%, 6/25/29(b)	320,417,024	15,028,391
Series K095 X1, 1.084%, 6/25/29(b)	223,252,072	11,221,498
Series K096 X1, 1.257%, 7/25/29(b)	542,723,308	32,719,703
Series K097 X1, 1.218%, 7/25/29(b)	243,484,492	14,373,863
Series K098 X1, 1.268%, 8/25/29(b)	469,942,644	29,001,570
Series K099 X1, 1.003%, 9/25/29(b)	512,107,863	24,815,364
Series K101 X1, 0.948%, 10/25/29(b)	196,757,686	9,130,836
Series K102 X1, 0.945%, 10/25/29(b)	548,867,023	25,281,913
Series K152 X1, 1.102%, 1/25/31(b)	122,507,722	6,844,225
Series K154 X1, 0.436%, 11/25/32(b)	368,012,812	7,920,629
Series K-1511 X1, 0.929%, 3/25/34(b)	174,518,722	10,243,167
		296,437,778
		296,437,778
Mortgage-Related: 39.8%
Federal Agency CMO & REMIC: 6.8%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	16,796	17,375
Series 1997-2 Z, 7.50%, 6/15/27	2,299,485	2,364,980
Series 1998-2 2A, 8.614%, 8/15/27(b)	2,767	2,830
Series 1998-1 1A, 8.293%, 3/15/28(b)	23,512	23,995
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	81,212	83,378
Trust 1998-58 PC, 6.50%, 10/25/28	520,910	535,824
Trust 2001-69 PQ, 6.00%, 12/25/31	632,841	652,248
Trust 2002-33 A1, 7.00%, 6/25/32	994,868	1,032,154
Trust 2002-69 Z, 5.50%, 10/25/32	88,791	89,756
Trust 2008-24 GD, 6.50%, 3/25/37	378,804	382,898
Trust 2007-47 PE, 5.00%, 5/25/37	907,601	897,549
Trust 2009-53 QM, 5.50%, 5/25/39	30,624	30,575
Trust 2009-30 AG, 6.50%, 5/25/39	2,812,682	2,908,612
Trust 2009-40 TB, 6.00%, 6/25/39	1,209,448	1,237,417
Trust 2001-T3 A1, 7.50%, 11/25/40	48,330	49,608
Trust 2010-123 WT, 7.00%, 11/25/40	11,571,947	12,216,928
Trust 2001-T7 A1, 7.50%, 2/25/41	58,710	62,923
Trust 2001-T5 A2, 6.973%, 6/19/41(b)	22,608	23,426
Trust 2001-T5 A3, 7.50%, 6/19/41(b)	123,339	127,110

	Par Value	Value
Trust 2001-T4 A1, 7.50%, 7/25/41	$885,109	$887,820
Trust 2011-58 AT, 4.00%, 7/25/41	3,535,708	3,438,322
Trust 2001-T10 A1, 7.00%, 12/25/41	897,596	922,315
Trust 2013-106 MA, 4.00%, 2/25/42	9,870,132	9,383,340
Trust 2002-W6 2A1, 7.00%, 6/25/42(b)	1,171,925	1,145,450
Trust 2002-W8 A2, 7.00%, 6/25/42	765,592	809,783
Trust 2002-90 A1, 6.50%, 6/25/42	2,262,030	2,360,357
Trust 2002-T16 A3, 7.50%, 7/25/42	1,904,648	2,051,057
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,862,257	4,068,096
Trust 2003-W4 3A, 5.105%, 10/25/42(b)	1,074,285	1,096,078
Trust 2012-121 NB, 7.00%, 11/25/42	403,954	432,035
Trust 2003-W1 2A, 5.335%, 12/25/42(b)	1,366,209	1,330,159
Trust 2003-7 A1, 6.50%, 12/25/42	1,860,367	1,923,383
Trust 2004-T1 1A2, 6.50%, 1/25/44	735,048	759,477
Trust 2004-W2 2A2, 7.00%, 2/25/44	86,837	91,306
Trust 2004-W2 5A, 7.50%, 3/25/44	1,406,162	1,478,183
Trust 2004-W8 3A, 7.50%, 6/25/44	1,039,480	1,079,228
Trust 2004-W15 1A2, 6.50%, 8/25/44	332,055	341,936
Trust 2005-W1 1A3, 7.00%, 10/25/44	3,272,133	3,319,784
Trust 2001-79 BA, 7.00%, 3/25/45	235,612	244,158
Trust 2006-W1 1A1, 6.50%, 12/25/45	145,859	151,263
Trust 2006-W1 1A2, 7.00%, 12/25/45	999,853	1,054,055
Trust 2006-W1 1A3, 7.50%, 12/25/45	16,848	17,672
Trust 2006-W1 1A4, 8.00%, 12/25/45	1,113,777	1,177,251
Trust 2007-W10 1A, 6.189%, 8/25/47(b)	3,377,091	3,391,793
Trust 2007-W10 2A, 6.317%, 8/25/47(b)	1,004,574	1,007,093
USD LIBOR 1-Month
+0.55%, 3.634%, 9/25/43	11,219,502	11,160,126
+0.40%, 3.484%, 7/25/44	828,080	828,068
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	47,485	49,742
Series 3312 AB, 6.50%, 6/15/32	1,065,582	1,111,515
Series T-41 2A, 4.809%, 7/25/32(b)	117,018	112,021
Series 2587 ZU, 5.50%, 3/15/33	1,408,221	1,421,977
Series 2610 UA, 4.00%, 5/15/33	711,806	690,343
Series T-48 1A, 4.416%, 7/25/33(b)	1,486,593	1,423,915
Series 2708 ZD, 5.50%, 11/15/33	5,199,067	5,295,406
Series 3204 ZM, 5.00%, 8/15/34	2,526,286	2,527,707
Series 3330 GZ, 5.50%, 6/15/37	304,656	301,386
Series 3427 Z, 5.00%, 3/15/38	1,206,155	1,208,536
Series T-51 1A, 6.50%, 9/25/43(b)	37,781	38,917
Series 4283 DW, 4.50%, 12/15/43(b)	22,792,461	22,456,354
Series 4283 EW, 4.50%, 12/15/43(b)	14,423,004	14,166,475
Series 4281 BC, 4.50%, 12/15/43(b)	39,035,815	38,387,863
Series 4319 MA, 4.50%, 3/15/44(b)	7,688,868	7,580,099
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 0.883%, 2/20/67	36,460,842	35,686,399
+0.50%, Series 2022-H04 GF, 0.833%, 2/20/67	36,021,014	35,206,078
+0.50%, Series 2022-H07 FB, 0.643%, 1/20/68	103,438,884	102,622,565
+0.30%, Series 2022-H06 FA, 0.988%, 2/20/68	125,318,648	121,234,062
+0.50%, Series 2022-H07 AF, 1.808%, 2/20/68	44,983,806	43,970,074
+0.50%, Series 2022-H07 BF, 0.683%, 2/20/68	159,036,769	157,810,532
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
+0.41%, Series 2022-H06 FC, 2.694%, 8/20/68	$74,182,251	$72,501,177
+0.70%, Series 2021-H17 FA, 2.734%, 11/20/71	37,625,811	37,049,154
+0.82%, Series 2021-H19 FM, 3.104%, 12/20/71	41,858,963	41,562,481
+0.80%, Series 2022-H08 FL, 2.858%, 12/20/71	112,695,298	111,538,796
+0.80%, Series 2022-H02 FC, 3.084%, 1/20/72	125,043,049	124,410,431
+0.82%, Series 2022-H04 HF, 3.104%, 2/20/72	202,337,604	200,988,194
+0.75%, Series 2022-H07 F, 3.034%, 2/20/72	45,429,459	44,862,908
+0.75%, Series 2022-H08 FE, 2.808%, 3/20/72	52,836,336	52,405,995
+0.74%, Series 2022-H09 FC, 3.024%, 4/20/72	64,961,916	64,367,235
+1.00%, Series 2022-H11 FG, 3.284%, 4/20/72	17,717,067	17,750,260
+0.95%, Series 2022-H10 FA, 3.234%, 5/20/72	101,967,741	102,264,324
+0.95%, Series 2022-H11 AF, 3.234%, 5/20/72	18,960,330	19,015,211
+0.90%, Series 2022-H11 F, 3.184%, 5/20/72	180,332,127	180,331,838
+0.97%, Series 2022-H11 EF, 3.254%, 5/20/72	47,717,706	46,899,190
+0.95%, Series 2022-H12 FA, 3.234%, 6/20/72	241,616,239	242,332,293
USD LIBOR 1-Month
+0.65%, 3.007%, 10/20/64	4,858,493	4,796,307
+0.63%, 2.987%, 4/20/65	6,967,760	6,884,786
+0.60%, 2.957%, 7/20/65	4,521,512	4,478,603
+0.60%, 2.957%, 8/20/65	4,392,264	4,346,208
+0.62%, 2.977%, 9/20/65	982,123	970,941
+0.75%, 3.107%, 11/20/65	18,215,547	18,044,128
+0.90%, 3.257%, 3/20/66	11,233,790	11,137,578
+0.90%, 3.257%, 4/20/66	13,092,109	13,017,759
+0.78%, 3.137%, 9/20/66	6,254,393	6,220,786
+0.75%, 3.107%, 10/20/66	31,038,938	30,840,354
+0.80%, 3.157%, 11/20/66	14,200,368	14,115,291
+0.81%, 3.167%, 12/20/66	7,981,718	7,944,261
+0.57%, 2.927%, 9/20/67	18,633,881	18,449,965
+0.50%, 2.857%, 6/20/68	23,993,149	23,659,601
+0.50%, 2.857%, 11/20/68	21,826,064	21,529,886
+0.60%, 2.957%, 9/20/69	22,555,811	22,014,526
+0.60%, 1.594%, 11/20/69	18,815,950	18,261,713
+0.65%, 3.007%, 11/20/69	23,533,547	23,017,990
+0.65%, 1.898%, 11/20/69	68,827,684	67,181,064
+0.65%, 1.778%, 11/20/69	14,193,400	13,837,427
+0.55%, 1.97%, 3/20/70	72,631,781	70,251,521
+0.85%, 3.207%, 9/20/71	7,245,659	7,176,094
USD LIBOR 12-Month
+0.30%, 4.008%, 9/20/66	10,386,459	10,211,084
+0.28%, 0.647%, 12/20/66	18,586,025	18,254,462
+0.30%, 0.756%, 1/20/67	59,389,352	58,181,248
+0.31%, 0.766%, 1/20/67	22,992,533	22,516,539
+0.30%, 0.756%, 1/20/67	61,210,196	59,986,145
+0.25%, 1.198%, 2/20/67	9,772,066	9,497,905
+0.20%, 1.148%, 3/20/67	2,225,008	2,166,880
+0.30%, 1.518%, 4/20/67	14,572,791	14,207,085
+0.20%, 2.372%, 5/20/67	25,087,759	24,474,932
+0.30%, 2.472%, 5/20/67	12,274,857	12,005,499

	Par Value	Value
+0.20%, 2.829%, 6/20/67	$57,864,582	$56,486,045
+0.30%, 2.929%, 6/20/67	13,100,303	12,827,691
+0.20%, 3.764%, 8/20/67	13,834,918	13,559,826
+0.27%, 3.978%, 9/20/67	39,965,941	39,227,794
+0.25%, 3.958%, 9/20/67	14,200,111	13,944,032
+0.25%, 0.478%, 10/20/67	27,797,259	27,299,541
+0.23%, 0.458%, 10/20/67	92,918,832	91,203,708
+0.23%, 0.458%, 10/20/67	44,840,162	44,014,107
+0.22%, 0.448%, 10/20/67	20,025,430	19,664,340
+0.20%, 0.435%, 11/20/67	10,350,107	10,154,016
+0.22%, 0.455%, 11/20/67	13,518,807	13,271,660
+0.22%, 0.455%, 11/20/67	77,897,310	76,349,179
+0.06%, 0.643%, 12/20/67	31,625,998	30,578,965
+0.18%, 0.547%, 12/20/67	19,781,251	19,305,842
+0.16%, 0.527%, 12/20/67	17,904,167	17,449,623
+0.15%, 0.606%, 12/20/67	22,589,124	21,969,557
+0.15%, 0.606%, 1/20/68	10,246,812	9,960,463
+0.08%, 0.663%, 1/20/68	27,868,468	27,082,198
+0.06%, 0.643%, 1/20/68	59,087,041	57,198,448
+0.10%, 0.683%, 2/20/68	44,495,719	42,745,742
+0.15%, 0.733%, 2/20/68	21,196,523	20,531,944
+0.10%, 0.683%, 2/20/68	27,262,428	26,298,243
+0.04%, 0.988%, 2/20/68	30,940,104	29,888,574
+0.07%, 1.018%, 2/20/68	30,023,245	29,039,654
+0.05%, 2.825%, 2/20/68	15,920,367	15,476,109
+0.05%, 0.998%, 2/20/68	2,220,279	2,146,720
+0.06%, 1.008%, 3/20/68	8,026,673	7,686,542
+0.05%, 1.268%, 3/20/68	35,018,889	33,904,878
+0.03%, 1.248%, 3/20/68	9,840,459	9,487,076
+0.04%, 0.988%, 3/20/68	51,682,325	50,028,072
+0.04%, 0.988%, 3/20/68	17,510,502	16,772,931
+0.02%, 1.238%, 4/20/68	13,824,342	13,188,865
+0.05%, 1.268%, 4/20/68	22,114,063	21,148,882
+0.05%, 1.268%, 4/20/68	22,595,329	21,585,813
+0.04%, 2.212%, 5/20/68	22,906,535	22,042,952
+0.15%, 2.779%, 6/20/68	21,817,364	21,120,598
+0.25%, 3.025%, 7/20/68	21,532,707	20,891,258
+0.12%, 3.828%, 8/20/68	20,212,192	19,745,850
+0.10%, 0.328%, 10/20/68	38,292,134	37,162,776
+0.22%, 0.455%, 11/20/68	17,515,169	16,927,271
+0.30%, 0.535%, 11/20/68	21,782,184	21,400,005
+0.40%, 1.348%, 2/20/69	17,977,401	17,550,932
+0.40%, 0.628%, 10/20/69	11,121,347	10,966,367
+0.40%, 0.635%, 10/20/69	17,772,058	17,513,032
+0.50%, 0.735%, 11/20/69	36,043,849	35,327,171
		3,852,074,487
Federal Agency Mortgage Pass-Through: 33.0%
Fannie Mae, 15 Year
6.00%, 10/1/22 - 3/1/23	3,283	3,277
5.50%, 5/1/23 - 7/1/25	2,221,831	2,221,280
5.00%, 9/1/25	1,623,309	1,628,659
4.00%, 9/1/25 - 11/1/33	156,580,293	152,573,406
3.50%, 9/1/28 - 12/1/29	23,368,244	22,248,442
4.50%, 3/1/29	2,849,282	2,802,635
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	128,950,162	125,187,679
4.00%, 9/1/30 - 3/1/37	612,900,725	584,684,518
3.50%, 11/1/35 - 4/1/37	90,456,249	84,285,241
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	40,244,366	42,238,024
7.00%, 4/1/32 - 2/1/39	3,588,119	3,865,727
6.50%, 12/1/32 - 8/1/39	16,143,874	16,889,229
5.50%, 2/1/33 - 11/1/39	58,359,728	59,877,659
4.50%, 11/1/35 - 11/1/48	596,645,544	581,648,570
3 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
5.00%, 7/1/37 - 3/1/49	$37,925,983	$37,640,021
4.00%, 10/1/40 - 2/1/47	142,348,719	135,039,915
3.50%, 3/1/50 - 7/1/52	1,526,222,395	1,379,339,256
2.50%, 6/1/50 - 8/1/51	2,229,910,606	1,887,189,595
2.00%, 6/1/50 - 2/1/51	2,509,016,850	2,046,069,505
3.50%, 1/1/51	787,012,119	717,241,362
3.00%, 4/1/52 - 5/1/52	243,666,677	213,383,959
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	63,870,007	62,595,040
Fannie Mae, Hybrid ARM
3.321%, 10/1/33(b)	521,866	533,480
2.724%, 7/1/34(b)	465,179	466,154
2.646%, 8/1/34(b)	609,967	613,658
4.143%, 8/1/34(b)	24,703	24,583
2.768%, 9/1/34(b)	588,306	600,288
1.615%, 10/1/34(b)	379,343	378,535
2.192%, 1/1/35(b)	404,670	401,158
2.135%, 1/1/35(b)	324,298	319,338
2.153%, 4/1/35(b)	566,680	567,728
3.349%, 6/1/35(b)	185,100	183,380
3.852%, 7/1/35(b)	514,449	527,074
3.458%, 7/1/35(b)	211,869	212,821
3.761%, 7/1/35(b)	58,665	57,940
3.475%, 7/1/35(b)	184,199	182,190
3.879%, 8/1/35(b)	427,053	431,561
3.653%, 8/1/35(b)	1,000,126	1,017,865
3.557%, 8/1/35(b)	257,459	255,826
3.427%, 9/1/35(b)	356,925	354,704
2.455%, 10/1/35(b)	489,986	490,860
1.998%, 10/1/35(b)	186,518	184,885
2.642%, 11/1/35(b)	409,492	412,147
1.874%, 12/1/35(b)	48,302	47,903
2.786%, 1/1/36(b)	840,569	853,875
1.869%, 1/1/36(b)	614,393	619,893
2.838%, 1/1/36(b)	3,290,278	3,352,932
2.976%, 11/1/36 - 6/1/47(b)	3,699,451	3,693,997
3.535%, 12/1/36(b)	471,561	481,268
2.25%, 12/1/36(b)	202,068	200,271
1.815%, 1/1/37(b)	673,695	680,331
2.339%, 2/1/37(b)	694,813	700,541
3.35%, 4/1/37(b)	156,282	160,561
3.739%, 8/1/37(b)	66,932	66,655
1.731%, 11/1/37(b)	223,751	220,155
3.491%, 5/1/38(b)	1,086,314	1,116,924
3.061%, 5/1/38(b)	34,507,197	35,145,828
4.131%, 9/1/38(b)	97,502	96,733
3.201%, 10/1/38(b)	1,197,327	1,217,103
2.382%, 10/1/38(b)	186,119	184,017
2.716%, 10/1/38(b)	196,710	197,961
2.326%, 6/1/39 - 4/1/46(b)	8,013,666	8,015,855
2.028%, 12/1/39(b)	411,817	410,161
3.03%, 4/1/42(b)	1,593,752	1,609,853
3.92%, 9/1/42(b)	821,617	831,885
1.937%, 11/1/42(b)	1,127,069	1,135,251
2.267%, 12/1/42(b)	3,435,320	3,521,561
2.78%, 2/1/43(b)	2,204,548	2,209,962
3.215%, 2/1/43(b)	660,950	674,274
2.327%, 5/1/43(b)	1,149,414	1,155,875
3.22%, 6/1/43(b)	191,955	189,372
3.731%, 9/1/43(b)	354,836	353,886
2.946%, 9/1/43(b)	1,402,925	1,413,740
3.294%, 9/1/43(b)	459,695	462,528
3.413%, 10/1/43(b)	6,456,353	6,518,965
2.299%, 11/1/43(b)	3,093,260	3,110,562

	Par Value	Value
2.826%, 11/1/43(b)	$4,334,619	$4,347,095
1.81%, 12/1/43(b)	1,424,127	1,424,980
2.05%, 2/1/44(b)	92,056	91,249
2.033%, 2/1/44(b)	1,886,738	1,882,746
1.94%, 2/1/44(b)	1,240,321	1,237,597
2.331%, 4/1/44(b)	1,506,354	1,503,426
2.204%, 4/1/44(b)	927,394	929,200
2.603%, 4/1/44(b)	1,373,007	1,375,214
3.081%, 4/1/44(b)	3,864,685	3,843,043
2.774%, 4/1/44(b)	4,690,974	4,742,709
2.632%, 5/1/44(b)	1,581,249	1,583,737
2.071%, 5/1/44(b)	6,292,991	6,278,739
3.752%, 7/1/44(b)	546,706	551,826
3.573%, 7/1/44(b)	2,208,044	2,231,250
3.493%, 7/1/44(b)	2,610,673	2,633,947
3.84%, 7/1/44 - 7/1/44(b)	3,140,905	3,181,196
3.83%, 7/1/44 - 8/1/44(b)	4,077,983	4,124,805
3.764%, 8/1/44(b)	2,007,928	2,031,546
3.785%, 8/1/44(b)	4,945,748	4,998,266
3.907%, 9/1/44(b)	2,184,921	2,214,554
2.877%, 9/1/44(b)	5,436,288	5,482,879
2.832%, 9/1/44(b)	768,155	775,278
3.63%, 9/1/44(b)	1,400,409	1,413,097
3.551%, 9/1/44(b)	2,220,646	2,242,911
1.84%, 9/1/44 - 12/1/44(b)	2,070,903	2,064,688
2.376%, 10/1/44(b)	2,516,380	2,537,920
1.814%, 10/1/44 - 12/1/44(b)	5,516,328	5,527,941
2.051%, 10/1/44(b)	1,986,484	1,998,997
3.329%, 10/1/44(b)	5,073,841	5,120,809
2.949%, 10/1/44(b)	1,742,625	1,757,723
2.08%, 10/1/44(b)	4,124,905	4,152,320
1.83%, 10/1/44 - 12/1/44(b)	1,821,313	1,818,898
1.86%, 10/1/44(b)	1,392,848	1,404,191
2.145%, 10/1/44(b)	1,711,599	1,727,951
1.85%, 10/1/44 - 12/1/44(b)	5,205,347	5,234,279
1.918%, 10/1/44(b)	2,841,842	2,866,358
1.82%, 10/1/44(b)	960,640	965,172
1.948%, 11/1/44(b)	2,230,901	2,247,791
1.818%, 11/1/44(b)	3,331,138	3,345,957
1.971%, 11/1/44(b)	3,495,215	3,509,123
2.345%, 11/1/44(b)	1,067,893	1,074,982
1.836%, 1/1/45(b)	1,541,377	1,542,726
1.909%, 2/1/45(b)	2,511,311	2,527,578
3.018%, 3/1/45(b)	25,802,326	25,919,036
2.09%, 3/1/45(b)	1,326,775	1,323,408
1.96%, 4/1/45(b)	7,132,930	7,120,880
2.74%, 4/1/45(b)	776,127	781,170
4.098%, 8/1/45(b)	1,862,736	1,890,929
3.391%, 8/1/45(b)	1,515,240	1,531,650
3.822%, 10/1/45(b)	4,800,807	4,919,122
4.10%, 11/1/45(b)	3,886,827	3,980,758
2.602%, 3/1/46(b)	222,259	223,221
2.795%, 4/1/46(b)	4,209,317	4,275,972
2.905%, 4/1/46(b)	1,248,699	1,269,948
2.945%, 4/1/46(b)	477,634	482,581
2.66%, 4/1/46(b)	1,105,713	1,119,003
2.605%, 5/1/46(b)	1,857,984	1,858,584
2.805%, 6/1/46(b)	652,269	661,994
2.488%, 6/1/46(b)	911,466	915,775
2.639%, 7/1/46(b)	522,557	528,059
2.257%, 12/1/46(b)	2,630,737	2,604,344
3.148%, 6/1/47(b)	3,660,552	3,594,378
3.157%, 7/1/47 - 1/1/48(b)	6,225,304	6,109,568
3.083%, 7/1/47(b)	1,424,753	1,396,856
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
3.146%, 8/1/47(b)	$695,484	$689,523
2.964%, 8/1/47(b)	1,083,375	1,058,153
3.231%, 8/1/47(b)	1,562,505	1,532,184
4.492%, 8/1/47(b)	4,643,903	4,719,872
2.987%, 10/1/47(b)	980,326	963,120
2.876%, 10/1/47(b)	1,417,159	1,381,950
2.951%, 11/1/47(b)	1,276,852	1,252,397
2.997%, 11/1/47(b)	2,592,658	2,549,043
3.308%, 1/1/48 - 4/1/49(b)	2,429,762	2,369,830
3.063%, 3/1/48(b)	2,339,451	2,276,683
3.084%, 4/1/48(b)	1,192,437	1,168,069
3.154%, 5/1/48(b)	14,813,855	14,524,624
3.412%, 8/1/48(b)	1,128,946	1,099,435
3.322%, 10/1/48(b)	2,766,587	2,699,048
3.655%, 11/1/48(b)	1,591,712	1,560,160
3.705%, 8/1/49(b)	7,805,993	7,639,454
3.625%, 8/1/49(b)	13,496,466	12,948,867
3.582%, 8/1/49(b)	3,604,752	3,520,280
3.398%, 9/1/49(b)	12,678,026	12,044,307
3.393%, 9/1/49(b)	16,927,472	16,509,371
3.334%, 10/1/49(b)	1,997,806	1,937,055
2.722%, 1/1/50(b)	3,124,503	2,963,720
2.164%, 12/1/50(b)	29,173,041	26,312,538
2.048%, 5/1/52(b)	165,213,816	147,294,300
Freddie Mac, Hybrid ARM
3.529%, 9/1/33(b)	1,696,078	1,723,575
2.375%, 2/1/34 - 11/1/34(b)	1,738,253	1,759,932
4.022%, 8/1/34(b)	281,127	286,480
1.918%, 1/1/35(b)	107,295	105,480
2.475%, 2/1/35(b)	285,016	288,743
2.52%, 3/1/35(b)	325,193	328,338
3.125%, 4/1/35 - 11/1/44(b)	1,284,105	1,288,720
2.862%, 8/1/35(b)	382,945	388,057
4.12%, 8/1/35(b)	842,308	852,486
3.433%, 9/1/35(b)	406,062	401,344
3.875%, 10/1/35(b)	445,225	453,863
2.37%, 1/1/36(b)	879,806	896,680
1.79%, 1/1/36(b)	819,465	822,163
1.971%, 1/1/36 - 1/1/44(b)	1,611,772	1,605,423
3.127%, 4/1/36(b)	910,678	925,231
2.435%, 8/1/36(b)	644,257	650,116
2.072%, 12/1/36(b)	564,971	566,652
2.064%, 1/1/37(b)	424,452	420,385
1.979%, 3/1/37(b)	755,259	743,561
2.976%, 4/1/37(b)	438,397	434,328
2.841%, 4/1/37(b)	485,622	489,164
3.00%, 5/1/37(b)	136,796	135,610
3.724%, 7/1/37(b)	1,525,445	1,554,869
2.374%, 1/1/38(b)	136,027	134,581
1.567%, 2/1/38(b)	192,500	190,058
3.044%, 4/1/38(b)	625,748	635,178
2.513%, 4/1/38(b)	1,213,321	1,230,811
3.309%, 5/1/38(b)	125,127	127,279
2.069%, 6/1/38(b)	434,680	433,600
2.579%, 10/1/38(b)	137,517	136,138
2.876%, 10/1/38(b)	964,227	971,595
3.339%, 11/1/39(b)	404,127	410,565
3.996%, 7/1/43(b)	441,513	449,537
2.209%, 8/1/43(b)	4,672,384	4,676,541
3.133%, 10/1/43(b)	447,438	449,955
1.932%, 1/1/44(b)	1,286,084	1,283,460
1.968%, 2/1/44(b)	2,438,356	2,422,753
2.224%, 4/1/44(b)	852,883	849,391
2.40%, 4/1/44(b)	1,215,682	1,209,786

	Par Value	Value
2.259%, 5/1/44(b)	$22,464,588	$22,394,236
2.793%, 6/1/44(b)	3,184,362	3,192,600
3.386%, 6/1/44(b)	948,694	952,842
3.776%, 7/1/44(b)	888,833	894,678
3.743%, 7/1/44(b)	698,761	704,575
3.619%, 8/1/44(b)	1,311,635	1,319,392
2.867%, 8/1/44 - 1/1/45(b)	5,258,834	5,269,147
3.86%, 8/1/44(b)	1,925,395	1,939,462
3.873%, 9/1/44(b)	1,246,366	1,257,496
2.698%, 9/1/44(b)	1,718,084	1,726,359
3.025%, 9/1/44(b)	1,696,095	1,705,562
1.898%, 10/1/44(b)	3,267,703	3,277,341
1.87%, 10/1/44 - 12/1/44(b)	5,433,227	5,429,219
3.033%, 10/1/44(b)	2,913,651	2,929,740
1.88%, 10/1/44 - 1/1/45(b)	16,715,792	16,705,143
2.156%, 10/1/44(b)	3,579,213	3,586,801
1.867%, 11/1/44(b)	1,883,872	1,884,834
2.14%, 11/1/44(b)	2,333,280	2,338,288
1.85%, 11/1/44 - 11/1/44(b)	7,322,005	7,309,770
2.07%, 11/1/44(b)	1,658,388	1,659,633
2.467%, 11/1/44(b)	4,567,959	4,583,051
1.86%, 11/1/44 - 8/1/51(b)	241,806,208	218,699,637
1.90%, 12/1/44(b)	3,687,858	3,675,347
1.892%, 1/1/45(b)	4,095,702	4,074,081
1.885%, 1/1/45(b)	1,610,217	1,602,213
1.981%, 1/1/45(b)	1,491,909	1,482,182
1.997%, 2/1/45(b)	2,548,541	2,532,547
2.805%, 4/1/45(b)	1,606,363	1,604,131
2.558%, 5/1/45(b)	5,069,128	5,056,039
3.812%, 6/1/45(b)	994,296	1,012,151
3.821%, 8/1/45(b)	7,176,945	7,283,432
3.104%, 8/1/45(b)	609,812	617,082
4.133%, 8/1/45(b)	1,607,482	1,626,529
4.453%, 9/1/45(b)	1,709,678	1,736,692
2.704%, 5/1/46(b)	3,432,025	3,452,562
2.896%, 5/1/46(b)	32,427,940	32,975,439
2.605%, 7/1/46(b)	4,786,649	4,815,009
2.567%, 9/1/46(b)	9,099,718	9,075,897
3.213%, 6/1/47(b)	1,450,593	1,419,656
3.023%, 8/1/47(b)	1,318,511	1,292,879
3.141%, 10/1/47(b)	1,127,253	1,105,305
3.38%, 11/1/47(b)	145,290	142,144
3.591%, 2/1/49(b)	3,889,109	3,786,559
2.179%, 11/1/50(b)	76,827,291	69,161,955
1.978%, 4/1/52(b)	108,057,311	95,455,189
2.318%, 5/1/52(b)	37,822,129	33,845,256
2.027%, 5/1/52(b)	109,668,042	97,255,638
3.307%, 6/1/52(b)	15,304,290	14,255,429
4.08%, 9/1/52(b)	35,462,387	34,038,811
Freddie Mac Gold, 15 Year
6.00%, 3/1/23 - 11/1/23	111,801	111,832
5.50%, 12/1/24	4,202	4,201
4.50%, 3/1/25 - 6/1/26	1,232,644	1,213,984
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	559,307	576,989
4.50%, 5/1/30 - 1/1/34	33,741,025	32,727,248
4.00%, 9/1/31 - 10/1/35	161,275,167	154,036,645
3.50%, 7/1/35 - 1/1/36	57,920,156	54,347,590
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	1,136,011	1,174,822
6.50%, 12/1/32 - 10/1/38	4,163,746	4,349,455
6.00%, 12/1/33 - 2/1/39	6,666,279	6,965,732
5.50%, 3/1/34 - 12/1/38	20,062,798	20,719,099
4.50%, 3/1/39 - 10/1/47	396,781,006	387,598,704
5 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
4.00%, 11/1/45 - 11/1/47	$93,045,950	$88,253,036
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	4,787	5,074
4.50%, 7/1/42	3,819,975	3,743,230
2.50%, 5/1/50 - 11/1/51	996,454,078	842,854,330
2.00%, 6/1/50 - 12/1/50	1,507,352,524	1,228,092,858
2.00%, 10/1/50	526,534,109	429,426,771
2.50%, 11/1/50	328,629,826	278,114,545
2.00%, 12/1/50	625,084,479	509,573,481
2.00%, 12/1/50	740,904,842	604,539,113
2.50%, 2/1/51	286,827,067	242,714,842
3.00%, 1/1/52	237,355,295	208,040,737
3.50%, 4/1/52 - 8/1/52	794,655,677	718,504,240
Ginnie Mae, 20 Year
4.00%, 1/20/35	2,584,514	2,437,900
Ginnie Mae, 30 Year
7.50%, 12/15/23 - 5/15/25	72,018	72,526
7.00%, 5/15/28	48,870	49,801
UMBS TBA, 30 Year
3.50%, 10/1/52(c)	2,040,326,000	1,836,134,010
2.50%, 11/1/52(c)	2,063,000,000	1,725,949,309
		18,862,792,257
Private Label CMO & REMIC: 0.0%*
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(a)	1,956,533	1,889,134
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	10,761,838	10,547,688
		12,436,822
		22,727,303,566
		26,652,590,416
Corporate: 40.9%
Financials: 15.3%
Bank of America Corp.
3.004%, 12/20/23(d)	230,640,000	229,415,426
4.20%, 8/26/24	161,580,000	158,931,534
4.25%, 10/22/26	183,292,000	174,131,938
2.496%, 2/13/31(d)	74,640,000	58,895,652
3.846%, 3/8/37(d)	307,769,000	248,308,894
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	229,246,524
5.20%, 5/12/26	55,538,000	52,792,812
5.304%, 8/9/26	12,500,000	12,009,011
4.836%, 5/9/28	96,974,000	84,532,853
5.501%, 8/9/28	64,325,000	60,300,609
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	368,996,731
4.375%, 9/28/25(a)	94,549,000	89,766,919
4.375%, 5/12/26(a)	133,514,000	125,878,600
4.625%, 3/13/27(a)	277,440,000	256,354,654
Boston Properties, Inc.
3.80%, 2/1/24	63,389,000	62,325,168
3.20%, 1/15/25	46,635,000	44,547,723
3.65%, 2/1/26	28,645,000	26,949,860
4.50%, 12/1/28	59,475,000	54,729,191
2.90%, 3/15/30	20,643,000	16,601,877
3.25%, 1/30/31	132,273,000	107,626,887
Capital One Financial Corp.
3.50%, 6/15/23	101,627,000	100,926,790
3.75%, 4/24/24	14,520,000	14,211,894
3.20%, 2/5/25	45,441,000	43,162,573
4.20%, 10/29/25	126,044,000	121,193,502
2.636%, 3/3/26(d)	36,790,000	34,183,505
3.75%, 7/28/26	11,885,000	10,988,120

	Par Value	Value
4.927%, 5/10/28(d)	$92,310,000	$87,947,189
5.268%, 5/10/33(d)	94,840,000	87,598,251
Citigroup, Inc.
3.50%, 5/15/23	72,075,000	71,562,547
4.00%, 8/5/24	30,990,000	30,307,632
4.45%, 9/29/27	46,199,000	42,765,215
4.412%, 3/31/31(d)	88,860,000	79,718,885
6.625%, 6/15/32	1,650,000	1,668,399
3.785%, 3/17/33(d)	136,715,000	114,602,348
USD LIBOR 3-Month
+6.37%, 9.176%, 10/30/40(e)	423,471,200	472,932,636
Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	533,100,000	485,147,884
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	132,355,000	130,662,822
.976%, 5/24/25(d)	155,274,000	142,658,318
4.30%, 3/8/26	94,285,000	90,332,087
5.21%, 8/11/28(d)	20,125,000	18,814,307
4.95%, 3/31/30	66,043,000	60,680,001
2.848%, 6/4/31(d)	105,275,000	80,583,825
2.357%, 8/18/31(d)	32,125,000	23,610,606
4.762%, 3/29/33(d)	222,917,000	182,965,031
6.50%, 5/2/36	223,527,000	211,055,588
6.50%, 9/15/37	189,027,000	178,155,154
6.80%, 6/1/38	10,598,000	10,182,284
JPMorgan Chase & Co.
4.125%, 12/15/26	118,674,000	111,982,794
4.25%, 10/1/27	130,835,000	122,631,566
8.75%, 9/1/30(e)	81,627,000	96,163,024
2.739%, 10/15/30(d)	9,930,000	8,073,984
4.493%, 3/24/31(d)	364,895,000	331,923,996
2.522%, 4/22/31(d)	67,480,000	53,340,318
2.956%, 5/13/31(d)	155,816,000	123,421,244
4.586%, 4/26/33(d)	47,740,000	42,957,060
5.717%, 9/14/33(d)	122,475,000	115,817,814
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	216,152,000	210,292,792
4.582%, 12/10/25	65,106,000	61,420,223
4.65%, 3/24/26	68,328,000	64,288,387
3.75%, 3/18/28(d)	90,825,000	81,640,836
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	345,807,000	346,776,214
6.10%, 6/10/23	19,542,000	19,521,970
6.00%, 12/19/23	261,772,000	261,262,848
5.125%, 5/28/24	21,880,000	21,480,833
1.642%, 6/14/27(d)	251,357,000	211,027,468
UniCredit SPA (Italy)
7.296%, 4/2/34(a)(d)	307,671,000	261,116,089
5.459%, 6/30/35(a)(d)	174,002,000	129,377,390
UnitedHealth Group, Inc.
4.20%, 5/15/32	77,400,000	71,884,663
4.75%, 5/15/52	43,445,000	38,857,642
Unum Group
7.25%, 3/15/28	18,694,000	19,048,556
6.75%, 12/15/28	8,052,000	8,188,620
Wells Fargo & Co.
4.10%, 6/3/26	128,880,000	122,623,013
4.30%, 7/22/27	157,825,000	147,556,710
2.879%, 10/30/30(d)	46,670,000	38,345,818
2.572%, 2/11/31(d)	43,705,000	34,983,454
4.897%, 7/25/33(d)	95,129,000	87,702,623
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
3.068%, 4/30/41(d)	$39,200,000	$26,904,782
5.013%, 4/4/51(d)	123,387,000	106,504,465
		8,768,077,452
Industrials: 23.0%
AbbVie, Inc.
4.05%, 11/21/39	152,435,000	122,621,036
4.25%, 11/21/49	39,038,000	31,338,431
Anheuser-Busch InBev SA/NV (Belgium)
4.60%, 4/15/48	29,850,000	24,719,873
5.55%, 1/23/49	153,079,000	143,969,403
4.60%, 6/1/60	32,820,000	25,872,705
AT&T, Inc.
2.75%, 6/1/31	113,862,000	91,143,081
2.55%, 12/1/33	63,242,000	46,820,804
4.50%, 3/9/48	46,095,000	36,377,717
3.50%, 9/15/53	100,556,000	67,004,555
3.55%, 9/15/55	148,163,000	97,318,791
3.80%, 12/1/57	166,466,000	112,455,206
3.65%, 9/15/59	399,391,000	258,765,605
Bayer AG (Germany)
3.875%, 12/15/23(a)	298,635,000	292,989,989
4.25%, 12/15/25(a)	44,030,000	42,138,888
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	51,400,000	40,883,471
2.726%, 3/25/31	71,685,000	53,348,892
4.742%, 3/16/32	277,580,000	232,206,565
4.39%, 8/15/37	15,414,000	10,996,228
3.734%, 9/25/40	22,025,000	14,111,158
4.54%, 8/15/47	29,496,000	19,542,612
3.984%, 9/25/50	99,513,000	60,877,547
5.65%, 3/16/52	53,525,000	40,806,713
Burlington Northern Santa Fe LLC(f)
5.72%, 1/15/24	3,261,222	3,270,908
5.629%, 4/1/24	3,241,090	3,224,191
5.342%, 4/1/24	614,752	610,060
5.996%, 4/1/24	11,218,598	11,240,893
3.442%, 6/16/28(a)	66,244,752	61,669,458
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(a)	88,919,000	88,029,810
5.45%, 11/19/29(a)	87,667,000	78,352,381
5.20%, 9/17/30(a)	215,702,000	186,312,603
3.875%, 7/11/31(a)	126,775,000	99,895,969
Charter Communications, Inc.
4.908%, 7/23/25	108,025,000	105,341,557
4.50%, 5/1/32	107,225,000	81,777,291
4.40%, 4/1/33	40,625,000	33,640,221
4.50%, 6/1/33(a)	227,585,000	168,132,970
4.25%, 1/15/34(a)	90,430,000	64,727,985
6.55%, 5/1/37	45,728,000	41,259,929
6.75%, 6/15/39	122,432,000	109,441,469
6.484%, 10/23/45	469,182,000	413,155,589
5.375%, 5/1/47	59,335,000	45,897,499
5.75%, 4/1/48	235,090,000	189,743,438
4.80%, 3/1/50	14,905,000	10,752,314
5.25%, 4/1/53	156,290,000	119,679,901
Cigna Corp.
4.125%, 11/15/25	47,075,000	45,719,989
7.875%, 5/15/27	26,593,000	29,246,972
4.375%, 10/15/28	64,256,000	60,673,513
Coca-Cola Co.
1.65%, 6/1/30	188,545,000	149,934,966

	Par Value	Value
Cox Enterprises, Inc.
3.85%, 2/1/25(a)	$218,525,000	$210,398,429
3.35%, 9/15/26(a)	160,651,000	147,931,867
3.50%, 8/15/27(a)	74,302,000	68,020,802
1.80%, 10/1/30(a)	4,994,000	3,684,726
CRH PLC (Ireland)
3.875%, 5/18/25(a)	61,144,000	58,833,720
CSX Corp.
6.251%, 1/15/23	8,461,906	8,498,185
CVS Health Corp.
4.30%, 3/25/28	32,995,000	31,119,453
3.75%, 4/1/30	82,424,000	73,295,126
4.78%, 3/25/38	142,201,000	124,667,895
4.125%, 4/1/40	57,090,000	45,457,030
5.05%, 3/25/48	171,761,000	151,263,449
4.25%, 4/1/50	15,845,000	12,401,019
Dell Technologies, Inc.
5.45%, 6/15/23	3,996,000	4,006,310
6.02%, 6/15/26	29,345,000	29,463,200
6.10%, 7/15/27	37,510,000	37,810,292
Dillard's, Inc.
7.875%, 1/1/23	275,000	276,448
7.75%, 7/15/26	20,806,000	21,663,091
7.75%, 5/15/27	13,063,000	13,530,930
7.00%, 12/1/28	27,945,000	28,416,725
Dow, Inc.
7.375%, 11/1/29	29,612,000	32,161,333
9.40%, 5/15/39	76,250,000	96,883,497
5.25%, 11/15/41	24,024,000	21,347,465
Elanco Animal Health, Inc.
5.772%, 8/28/23	43,545,000	42,848,280
6.40%, 8/28/28	113,742,000	100,410,300
Exxon Mobil Corp.
2.61%, 10/15/30	102,205,000	86,585,512
4.227%, 3/19/40	121,585,000	105,564,035
FedEx Corp.
5.25%, 5/15/50	146,640,000	128,326,959
Ford Motor Credit Co. LLC(f)
3.087%, 1/9/23	12,000,000	11,916,084
4.14%, 2/15/23	154,061,000	153,480,960
4.375%, 8/6/23	131,856,000	130,290,869
3.81%, 1/9/24	43,414,000	42,003,045
4.063%, 11/1/24	139,720,000	131,148,178
5.125%, 6/16/25	61,494,000	58,026,353
4.134%, 8/4/25	39,675,000	36,007,046
3.375%, 11/13/25	219,940,000	194,318,481
4.389%, 1/8/26	29,365,000	26,578,474
4.542%, 8/1/26	22,235,000	19,797,946
2.70%, 8/10/26	226,026,000	187,463,704
4.95%, 5/28/27	63,225,000	56,446,016
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	10,636,463
3.125%, 3/15/27(a)	40,864,000	36,176,451
4.125%, 6/15/29	88,529,000	77,639,031
3.625%, 3/15/32(a)	239,507,000	193,770,056
5.125%, 6/15/39	19,235,000	16,141,489
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(a)	597,942,000	573,354,625
3.50%, 7/26/26(a)	2,150,000	1,940,220
6.125%, 7/27/27(a)	83,200,000	81,982,083
3.875%, 7/26/29(a)	210,950,000	179,140,035
Kinder Morgan, Inc.
4.80%, 2/1/33	15,385,000	13,805,231
6.50%, 2/1/37	50,356,000	48,553,559
7 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
	Par Value	Value
6.95%, 1/15/38	$106,964,000	$106,354,145
6.50%, 9/1/39	71,826,000	68,279,407
5.00%, 8/15/42	77,997,000	63,360,245
5.00%, 3/1/43	73,148,000	58,503,395
5.50%, 3/1/44	81,454,000	67,708,807
5.40%, 9/1/44	68,607,000	58,123,287
5.55%, 6/1/45	10,200,000	8,886,234
5.20%, 3/1/48	21,247,000	17,756,215
LyondellBasell Industries NV (Netherlands)
4.20%, 5/1/50	34,310,000	24,633,899
Macy's, Inc.
6.70%, 7/15/34(a)	55,190,000	47,739,350
4.50%, 12/15/34	11,932,000	7,793,982
Microchip Technology, Inc.
.983%, 9/1/24(a)	22,155,000	20,393,185
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	18,115,370
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	202,029,713
Oracle Corp.
2.95%, 4/1/30	130,520,000	105,207,758
3.60%, 4/1/40	28,275,000	19,190,467
3.60%, 4/1/50	32,153,000	20,118,210
3.95%, 3/25/51	60,860,000	40,362,681
Prosus NV(f) (Netherlands)
4.85%, 7/6/27(a)	195,473,000	172,993,605
3.68%, 1/21/30(a)	203,421,000	152,415,454
3.061%, 7/13/31(a)	517,884,000	355,643,325
4.193%, 1/19/32(a)	63,355,000	46,488,588
4.987%, 1/19/52(a)	347,410,000	225,337,074
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	53,944,042
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	270,121,000	249,421,628
5.875%, 8/15/76(d)(e)	186,751,000	173,813,974
5.30%, 3/15/77(d)(e)	288,066,000	247,903,268
5.50%, 9/15/79(d)(e)	155,773,000	134,743,645
5.60%, 3/7/82(d)(e)	72,625,000	62,983,614
Telecom Italia SPA (Italy)
5.303%, 5/30/24(a)	380,217,000	358,997,089
7.20%, 7/18/36	69,968,000	54,832,522
7.721%, 6/4/38	175,032,000	139,645,781
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	82,202,331
The Williams Companies, Inc.
3.50%, 11/15/30	109,165,000	92,679,335
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,975,000	98,403,431
3.375%, 4/15/29	111,580,000	96,402,888
3.875%, 4/15/30	186,307,000	165,257,227
2.55%, 2/15/31	18,595,000	14,732,650
3.50%, 4/15/31	111,565,000	93,749,185
5.20%, 1/15/33	27,255,000	26,066,831
4.375%, 4/15/40	51,525,000	41,955,977
4.50%, 4/15/50	30,705,000	24,581,013
3.40%, 10/15/52	94,060,000	62,097,260
5.65%, 1/15/53	65,470,000	61,843,948
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(a)	152,925,000	147,954,938
5.25%, 6/6/29(a)	50,542,000	48,078,078
Union Pacific Corp.
6.061%, 1/17/23	1,208,533	1,208,267
4.698%, 1/2/24	96,738	96,527

	Par Value	Value
5.082%, 1/2/29	$2,012,375	$1,998,492
5.866%, 7/2/30	14,783,068	15,301,840
6.176%, 1/2/31	15,027,678	15,440,776
Verizon Communications, Inc.
4.272%, 1/15/36	164,899,000	140,699,188
3.55%, 3/22/51	48,185,000	33,881,855
VMware, Inc.
.60%, 8/15/23	50,075,000	48,210,605
1.40%, 8/15/26	83,510,000	71,419,342
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	230,595,000	219,434,202
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	99,714,993
		13,120,654,761
Utilities: 2.6%
Dominion Energy
1.45%, 4/15/26	30,710,000	26,964,446
3.375%, 4/1/30	23,545,000	20,248,094
5.75%, 10/1/54(d)(e)	238,711,000	222,241,992
Enel SPA (Italy)
6.80%, 9/15/37(a)	144,924,000	138,079,332
6.00%, 10/7/39(a)	161,310,000	139,287,938
8.75%, 9/24/73(a)(d)(e)	33,849,000	33,764,377
NextEra Energy, Inc.
4.255%, 9/1/24	87,765,000	86,503,304
4.625%, 7/15/27	138,275,000	133,641,799
The Southern Co.
4.475%, 8/1/24	118,235,000	116,748,054
5.113%, 8/1/27	169,325,000	164,806,676
4.00%, 1/15/51(d)(e)	317,969,000	284,963,818
3.75%, 9/15/51(d)(e)	145,726,000	118,167,768
		1,485,417,598
		23,374,149,811
Total Debt Securities (Cost $66,214,764,010)		$59,238,427,415
Short-Term Investments: 1.8%
	Par Value/ Shares	Value
Repurchase Agreements: 1.4%
Fixed Income Clearing Corporation(g) 1.10%, dated 9/30/22, due 10/3/22, maturity value $197,666,118	$197,648,000	$197,648,000
Nomura Holdings Inc.(g) 2.94%, dated 9/30/22, due 10/3/22, maturity value $220,053,900	220,000,000	220,000,000
Royal Bank of Canada(g) 2.94%, dated 9/30/22, due 10/3/22, maturity value $230,056,350	230,000,000	230,000,000
Standard Chartered(g) 2.97%, dated 9/30/22, due 10/3/22, maturity value $130,032,175	130,000,000	130,000,000
		777,648,000
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 8

Portfolio of Investments (unaudited)
                 September 30, 2022
Short-Term Investments (continued)
	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	229,174,234	$229,174,234
Total Short-Term Investments (Cost $1,006,822,234)		$1,006,822,234
Total Investments In Securities (Cost $67,221,586,244)	105.5%	$60,245,249,649
Other Assets Less Liabilities	(5.5)%	(3,132,313,189)
Net Assets	100.0%	$57,112,936,460
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(c)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary (see below)
(g)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Inflation Indexed Notes
0.125%, 1/15/23. Total collateral value is $201,601,079.
Nomura Holdings: U.S Treasury Bill, 12/20/22, U.S. Treasury Notes
0.125%-6.375%, 7/15/23-5/15/52, and U.S. Treasury Inflation Indexed
Note 2.50%, 1/15/29. Total collateral value is $224,455,059.
Royal Bank of Canada: U.S. Treasury Notes 0.125%-3.50%, 11/15/22-
5/15/32, and U.S. Treasury Inflation Indexed Note 0.375%, 7/15/23. Total
collateral value is $234,657,493.
Standard Chartered: U.S. Treasury Notes 0.375%-3.375%, 9/15/24-8/15/52,
and U.S. Treasury Inflation Indexed Note 1.00%, 2/15/46. Total collateral value is $132,632,830.

*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
9 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$6,489,956,436
Government-Related	—	2,721,730,752
Securitized	—	26,652,590,416
Corporate	—	23,374,149,811
Short-Term Investments
Repurchase Agreements	—	777,648,000
Money Market Fund	229,174,234	—
Total Securities	$229,174,234	$60,016,075,415
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Income Fund / 10

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities: 94.0%
		Par Value	Value
Government: 23.1%
Brazil Government (Brazil)
10.00%, 1/1/25	BRL	69,501,000	$12,462,546
10.00%, 1/1/27	BRL	72,077,000	12,619,753
10.00%, 1/1/33	BRL	145,813,000	23,990,851
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	42,172,114,708	8,673,633
7.25%, 10/18/34	COP	146,092,700,000	21,190,405
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	281,189,000,000	19,389,434
Japan Government (Japan)
0.10%, 12/20/24	JPY	7,205,600,000	49,950,904
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	69,185,000	14,777,690
4.893%, 6/8/38	MYR	57,968,000	12,558,894
Mexico Government (Mexico)
5.75%, 3/5/26	MXN	469,772,600	20,468,738
4.00%, 11/30/28(a)	MXN	324,065,071	15,573,853
8.00%, 11/7/47	MXN	808,552,300	33,853,649
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	201,752,000	18,518,801
Peru Government (Peru)
6.15%, 8/12/32	PEN	81,438,000	16,859,692
Poland Government (Poland)
3.25%, 7/25/25	PLN	65,128,000	11,762,183
Russia Government (Russia)
7.65%, 4/10/30	RUB	1,549,831,000	6,307,452
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	360,000,000	16,302,862
South Korea Government (South Korea)
1.125%, 9/10/25	KRW	24,100,000,000	15,375,675
U.S. Treasury Note/Bond (United States)
0.625%, 10/15/24	USD	15,000,000	13,944,141
3.00%, 7/15/25	USD	8,500,000	8,215,781
			352,796,937
Government-Related: 5.5%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	2,365,000	2,655,445
6.899%, 12/1/40	USD	350,000	396,113
6.20%, 12/1/40	USD	1,425,000	1,524,856
Colombia Government International (Colombia)
5.625%, 2/26/44	USD	5,600,000	3,702,987
5.00%, 6/15/45	USD	2,100,000	1,271,125
5.20%, 5/15/49	USD	3,450,000	2,127,064
Indonesia Government International (Indonesia)
1.30%, 3/23/34	EUR	9,900,000	6,494,502
Kommuninvest Cooperative Society (Sweden)
0.75%, 2/4/26(c)	SEK	148,880,000	12,216,487
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	1,525,000	1,363,065
7.25%, 3/17/44	USD	3,950,000	3,592,525
6.90%, 3/19/49	USD	4,250,000	3,535,150
6.75%, 6/3/50	USD	8,850,000	7,203,790
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(c)	EUR	7,600,000	5,129,938
6.75%, 9/21/47	USD	5,711,000	3,183,883
6.35%, 2/12/48	USD	40,000	21,496
7.69%, 1/23/50	USD	35,325,000	21,633,030
6.95%, 1/28/60	USD	10,000	5,534

		Par Value	Value
State of Illinois GO (United States)
5.10%, 6/1/33	USD	8,580,000	$8,172,967
			84,229,957
Securitized: 12.5%
Asset-Backed: 5.2%
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	5,286,956	5,313,823
9.75%, 1/6/27(b)	USD	4,751,252	4,901,216
8.20%, 4/6/28(b)	USD	5,981,917	5,981,076
			16,196,115
Student Loan: 4.2%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% 4.334%, 6/25/65(b)	USD	1,128,506	1,122,186
+1.35% 4.434%, 6/25/65(b)	USD	17,603,696	17,603,670
+1.00% 4.084%, 9/27/66(b)	USD	3,863,000	3,806,954
+0.60% 3.684%, 12/26/69(b)	USD	14,819,631	14,413,538
+0.55% 0.70%, 2/25/70(b)	USD	6,592,637	6,407,786
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,338,162
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,639,859
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% 4.034%, 9/25/28	USD	1,452,158	1,407,648
USD LIBOR 3-Month
+0.11% 3.403%, 12/15/32(b)	USD	2,189,935	2,041,349
+0.45% 3.743%, 12/15/32(b)	USD	785,862	743,550
+0.49% 3.273%, 4/27/43	USD	8,226,029	8,037,011
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	685,735	655,523
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	913,510
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	4,700,556	4,001,633
			64,132,379
			80,328,494
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(d)	USD	969,607	898,292
4.656%, 11/25/55(b)(d)	USD	1,561,419	1,439,141
			2,337,433
Mortgage-Related: 7.1%
Federal Agency CMO & REMIC: 1.1%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	235,988	237,039
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(d)	USD	42,675	41,917
Series 4319 MA, 4.50%, 3/15/44(d)	USD	147,844	145,752
Ginnie Mae (United States)
1 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
		Par Value	Value
Series 2010-169 JZ, 4.00%, 12/20/40	USD	118,016	$112,265
United States 30 Day Average SOFR
+0.82% Series 2021-H19 FM, 3.104%, 12/20/71	USD	11,321,593	11,241,403
USD LIBOR 12-Month
+0.22% 0.448%, 10/20/67	USD	357,994	351,539
USD LIBOR 1-Month
+0.52% 2.877%, 7/20/70	USD	4,814,615	4,706,749
			16,836,664
Federal Agency Mortgage Pass-Through: 6.0%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	2,592	2,618
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	553,088	541,296
2.50% 6/1/50 - 3/1/52	USD	38,556,456	32,617,827
2.00% 9/1/50 - 1/1/51	USD	11,478,425	9,360,085
Fannie Mae, Hybrid ARM (United States)
3.83%, 8/1/44(d)	USD	31,064	31,435
3.63%, 9/1/44(d)	USD	31,062	31,343
Freddie Mac, Hybrid ARM (United States)
3.033%, 10/1/44(d)	USD	59,715	60,045
1.85%, 11/1/44(d)	USD	209,193	208,976
1.885%, 1/1/45(d)	USD	89,160	88,717
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	30,096	31,447
4.50% 8/1/44 - 7/1/47	USD	437,333	425,048
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 2/1/51	USD	31,504,343	26,660,787
2.50%, 11/1/51	USD	12,518,228	10,587,784
UMBS TBA, 30 Year (United States)
3.50%, 10/1/52(e)	USD	13,242,000	11,916,766
			92,564,174
			109,400,838
			192,066,765
Corporate: 52.9%
Financials: 15.0%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	1,496,289
4.183%, 11/25/27	USD	10,600,000	9,820,280
6.11%, 1/29/37	USD	2,250,000	2,165,563
3.846%, 3/8/37(f)	USD	9,850,000	7,947,008
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	7,867,150
5.501%, 8/9/28	USD	1,275,000	1,195,232
5.746%, 8/9/33	USD	2,000,000	1,816,887
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,123,599
4.375%, 5/12/26(b)	USD	5,675,000	5,350,458
4.625%, 3/13/27(b)	USD	7,675,000	7,091,703
2.588%, 8/12/35(b)(f)	USD	8,100,000	5,785,691
Boston Properties, Inc. (United States)
3.25%, 1/30/31	USD	6,075,000	4,943,060
Capital One Financial Corp. (United States)
4.927%, 5/10/28(f)	USD	4,400,000	4,192,044
5.268%, 5/10/33(f)	USD	8,700,000	8,035,689
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	8,884,000	8,983,067
USD LIBOR 3-Month
+6.37%,9.176%, 10/30/40(g)	USD	4,162,250	4,648,401
Goldman Sachs Group, Inc. (United States)

		Par Value	Value
3.615%, 3/15/28(f)	USD	11,850,000	$10,784,098
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(f)	USD	7,625,000	6,258,421
6.50%, 5/2/36	USD	4,500,000	4,248,928
6.50%, 9/15/37	USD	1,100,000	1,036,734
6.00%, 3/29/40(c)	GBP	13,341,000	12,104,916
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(c)(f)	EUR	13,150,000	11,649,954
4.25%, 10/1/27	USD	1,300,000	1,218,489
4.493%, 3/24/31(f)	USD	2,125,000	1,932,990
2.522%, 4/22/31(f)	USD	2,000,000	1,580,922
2.956%, 5/13/31(f)	USD	8,550,000	6,772,422
5.717%, 9/14/33(f)	USD	3,825,000	3,617,090
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,140,365
4.582%, 12/10/25	USD	6,600,000	6,226,361
4.65%, 3/24/26	USD	4,200,000	3,951,692
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,601,655
1.642%, 6/14/27(f)	USD	7,135,000	5,990,209
3.032%, 11/28/35(f)	USD	10,325,000	7,315,938
Navient Corp. (United States)
6.125%, 3/25/24	USD	21,860,000	21,286,175
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	USD	1,400,000	1,188,160
5.459%, 6/30/35(b)(f)	USD	24,900,000	18,514,138
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	5,500,000	5,142,163
2.572%, 2/11/31(f)	USD	5,100,000	4,082,270
4.897%, 7/25/33(f)	USD	2,800,000	2,581,414
5.606%, 1/15/44	USD	2,750,000	2,472,854
4.65%, 11/4/44	USD	550,000	437,010
			229,597,489
Industrials: 32.0%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	23,675,000	19,602,380
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	USD	3,775,000	3,550,353
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	12,775,000	10,665,069
5.25%, 3/1/37	USD	6,675,000	6,146,027
Bayer AG (Germany)
3.125%, 11/12/79(c)(f)(g)	EUR	33,400,000	26,106,741
5.375%, 3/25/82(c)(f)(g)	EUR	5,800,000	4,690,279
British American Tobacco PLC (United Kingdom)
3.75%, (c)(f)(g)(h)	EUR	52,250,000	35,707,072
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(b)	USD	1,050,000	1,039,500
5.45%, 11/19/29(b)	USD	11,275,000	10,077,031
5.20%, 9/17/30(b)	USD	11,345,000	9,799,244
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	20,175,000	15,386,867
4.50%, 6/1/33(b)	USD	8,400,000	6,205,668
5.75%, 4/1/48	USD	4,250,000	3,430,217
5.25%, 4/1/53	USD	9,725,000	7,446,971
CVS Health Corp. (United States)
4.78%, 3/25/38	USD	2,925,000	2,564,353
5.05%, 3/25/48	USD	3,675,000	3,236,434
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Debt Securities (continued)
		Par Value	Value
Elanco Animal Health, Inc. (United States)
6.40%, 8/28/28	USD	22,107,000	$19,515,839
Ford Motor Credit Co. LLC(i) (United States)
4.375%, 8/6/23	USD	3,200,000	3,162,016
4.063%, 11/1/24	USD	9,780,000	9,179,997
5.125%, 6/16/25	USD	8,175,000	7,714,012
4.134%, 8/4/25	USD	1,325,000	1,202,504
3.375%, 11/13/25	USD	6,000,000	5,301,041
4.389%, 1/8/26	USD	3,190,000	2,887,292
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	1,690,481
5.25%, 5/24/49	USD	1,500,000	1,302,772
HCA Healthcare, Inc. (United States)
3.625%, 3/15/32(b)	USD	4,750,000	3,842,926
Holcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,205,979
6.50%, 9/12/43(b)	USD	1,225,000	1,187,555
4.75%, 9/22/46(b)	USD	3,300,000	2,676,821
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32(c)	GBP	19,182,000	16,577,265
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	5,269,782
5.00%, 8/15/42	USD	3,150,000	2,558,878
5.50%, 3/1/44	USD	2,245,000	1,866,161
5.55%, 6/1/45	USD	7,250,000	6,316,196
5.05%, 2/15/46	USD	3,925,000	3,206,038
Microchip Technology, Inc. (United States)
0.983%, 9/1/24(b)	USD	12,200,000	11,229,829
Millicom International Cellular SA (Luxembourg)
5.125%, 1/15/28(b)	USD	19,215,000	16,012,968
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	5,200,000	4,977,211
News Corp. (United States)
3.875%, 5/15/29(b)	USD	8,950,000	7,597,297
Occidental Petroleum Corp. (United States)
6.60%, 3/15/46	USD	10,125,000	10,428,750
Oracle Corp. (United States)
3.95%, 3/25/51	USD	5,800,000	3,846,591
Prosus NV(i) (Netherlands)
4.193%, 1/19/32(b)	USD	2,000,000	1,467,559
2.031%, 8/3/32(b)	EUR	32,475,000	20,352,548
4.027%, 8/3/50(b)	USD	1,200,000	668,560
3.832%, 2/8/51(b)	USD	6,200,000	3,440,517
4.987%, 1/19/52(b)	USD	4,350,000	2,821,497
QVC, Inc.(i) (United States)
4.45%, 2/15/25	USD	8,950,000	7,631,128
TC Energy Corp. (Canada)
5.625%, 5/20/75(f)(g)	USD	3,425,000	3,162,542
5.875%, 8/15/76(f)(g)	USD	1,250,000	1,163,407
5.30%, 3/15/77(f)(g)	USD	28,142,000	24,218,387
5.50%, 9/15/79(f)(g)	USD	5,045,000	4,363,925
5.60%, 3/7/82(f)(g)	USD	1,900,000	1,647,764
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	4,800,000	4,532,112
7.20%, 7/18/36	USD	20,283,000	15,895,381
7.721%, 6/4/38	USD	4,100,000	3,271,103
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	6,547,000	5,962,527

		Par Value	Value
5.10%, 9/15/45	USD	5,650,000	$4,784,043
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	39,675,000	33,339,299
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	6,946,650
5.25%, 6/6/29(b)	USD	1,649,000	1,568,611
VMware, Inc. (United States)
1.40%, 8/15/26	USD	4,150,000	3,549,159
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(f)(g)	USD	13,750,000	13,084,500
3.00%, 8/27/80(c)(f)(g)	EUR	12,650,000	9,146,354
			489,427,980
Utilities: 5.9%
Dominion Energy (United States)
5.75%, 10/1/54(f)(g)	USD	13,394,000	12,469,929
Enel SPA (Italy)
8.75%, 9/24/73(b)(f)(g)	USD	32,983,000	32,900,543
NextEra Energy, Inc. (United States)
5.00%, 7/15/32	USD	4,500,000	4,296,467
5.65%, 5/1/79(f)(g)	USD	8,075,000	7,043,162
The Southern Co. (United States)
4.475%, 8/1/24	USD	3,500,000	3,455,983
5.113%, 8/1/27	USD	4,425,000	4,306,922
4.40%, 7/1/46	USD	9,000,000	7,027,270
4.00%, 1/15/51(f)(g)	USD	1,650,000	1,478,730
USD LIBOR 3-Month
+3.63%,6.923%, 3/15/57(g)	USD	17,920,000	17,516,800
			90,495,806
			809,521,275
Total Debt Securities (Cost $1,794,172,588)			$1,438,614,934
Short-Term Investments: 3.9%
		Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Bank of Montreal(j) 2.90%, dated 9/30/22, due 10/3/22, maturity value $12,002,900	USD	12,000,000	$12,000,000
Fixed Income Clearing Corporation(j) 1.10%, dated 9/30/22, due 10/3/22, maturity value $16,558,518	USD	16,557,000	16,557,000
Nomura Holdings Inc.(j) 2.94%, dated 9/30/22, due 10/3/22, maturity value $20,004,900	USD	20,000,000	20,000,000
Standard Chartered(j) 2.97%, dated 9/30/22, due 10/3/22, maturity value $5,001,238	USD	5,000,000	5,000,000
			53,557,000
3 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Short-Term Investments (continued)
		Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	6,125,772	$6,125,772
Total Short-Term Investments (Cost $59,682,772)			$59,682,772
Total Investments in Securities (Cost $1,853,855,360)		97.9%	$1,498,297,706
Other Assets Less Liabilities		2.1%	31,364,187
Net Assets		100.0%	$1,529,661,893
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(f)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)	Subsidiary (see below)
(j)
Repurchase agreements are collateralized by:
Bank of Montreal: U.S. Treasury Note 4.125%, 9/30/27. Total collateral value is $12,243,014.
Fixed Income Clearing Corporation: U.S. Treasury Bill, 3/30/23. Total
collateral value is $16,888,177.
Nomura Holdings: U.S. Treasury Notes, 1.50%-4.25%, 7/31/24-2/15/52, and
U.S. Treasury Inflation Indexed Notes 2.00%-2.375%, 1/15/25-1/15/26.
Total collateral value is $20,405,062.
Standard Chartered: U.S. Treasury Notes 2.375%-3.875%, 8/15/40-
11/15/43, and U.S. Treasury Inflation Indexed Note 0.375%, 1/15/27. Total
collateral value is $5,101,294.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
IDR: Indonesian Rupiah
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
PEN: Peruvian Nuevo Sol
PLN: Polish Zloty
RUB: Russian Ruble
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
                 September 30, 2022
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note Future— Long Position	378	12/20/22	$42,359,625	$(213,157)
Euro-Bobl Future— Short Position	(339)	12/8/22	(39,785,379)	1,208,887
Euro-Bund Future— Short Position	(440)	12/8/22	(59,719,941)	3,324,277
UK-Gilt Future— Short Position	(195)	12/28/22	(20,988,906)	2,949,673
				$7,269,680
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
COP: Colombian Peso
Goldman Sachs	8/16/23	USD	7,439,385	COP	34,979,990,693	$300,794
Standard Chartered	8/16/23	USD	1,332,769	COP	6,300,000,000	47,088
EUR: Euro
Bank of America	10/4/22	EUR	5,282,762	USD	5,166,113	11,258
Morgan Stanley	10/4/22	USD	5,165,221	EUR	5,282,762	(12,151)
Bank of America	12/14/22	USD	5,109,904	EUR	4,801,062	379,604
Bank of America	12/14/22	USD	1,410,717	EUR	1,360,923	69,853
Bank of America	12/14/22	USD	3,072,537	EUR	3,002,977	113,820
JPMorgan	12/14/22	EUR	4,506,000	USD	4,360,688	78,899
Morgan Stanley	12/14/22	USD	6,019,853	EUR	5,555,392	546,340
Morgan Stanley	12/14/22	USD	4,536,449	EUR	4,445,000	156,963
Morgan Stanley	12/14/22	EUR	5,282,762	USD	5,190,792	14,109
UBS	12/14/22	USD	22,557,361	EUR	21,327,510	1,544,192
UBS	12/14/22	USD	2,332,023	EUR	2,290,865	74,922
Morgan Stanley	3/15/23	USD	70,497,189	EUR	68,789,899	2,247,513
GBP: British Pound
Bank of America	12/14/22	USD	2,283,573	GBP	1,839,733	227,361
HSBC	12/14/22	USD	14,440,407	GBP	11,836,472	1,211,155
JPMorgan	12/14/22	GBP	2,601,000	USD	2,805,285	101,771
Morgan Stanley	12/14/22	USD	4,538,430	GBP	3,683,882	421,071
Citibank	3/15/23	USD	15,326,587	GBP	13,059,019	741,449
HUF: Hungarian Forint
Goldman Sachs	8/4/25	HUF	3,641,696,381	USD	7,425,972	(451,852)
JPMorgan	8/4/25	HUF	887,000,000	USD	1,704,294	(5,623)
ZAR: South African Rand
Bank of America	1/11/23	USD	19,316,490	ZAR	329,259,237	1,283,463
Unrealized gain on currency forward contracts						9,571,625
Unrealized loss on currency forward contracts						(469,626)
Net unrealized gain on currency forward contracts						$9,101,999
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2022:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$352,796,937
Government-Related	—	84,229,957
Securitized	—	192,066,765
Corporate	—	809,521,275
Short-Term Investments
Repurchase Agreements	—	53,557,000
Money Market Fund	6,125,772	—
Total Securities	$6,125,772	$1,492,171,934
Other Investments
Futures Contracts
Appreciation	$7,482,837	$—
Depreciation	(213,157)	—
Currency Forward Contracts
Appreciation	—	9,571,625
Depreciation	—	(469,626)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Dodge & Cox Global Bond Fund / 6

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Global Bond Fund